UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government Bond Fund	4
Davis Financial Fund	5
Davis Appreciation & Income Fund	6
Davis Real Estate Fund	7

Fund Overview:
Davis Opportunity Fund	11
Davis Government Bond Fund	12
Davis Government Money Market Fund	13
Davis Financial Fund	14
Davis Appreciation & Income Fund	15
Davis Real Estate Fund	16

Expense Example	17

Schedule of Investments:
Davis Opportunity Fund	20
Davis Government Bond Fund	26
Davis Government Money Market Fund	29
Davis Financial Fund	33
Davis Appreciation & Income Fund	36
Davis Real Estate Fund	43

Statements of Assets and Liabilities	47

Statements of Operations	49

Statements of Changes in Net Assets	50

Notes to Financial Statements	52

Financial Highlights	67

Fund Information	75

Director Approval of Advisory Agreements	76

Directors and Officers	81

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis President

August 4, 2008

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Opportunity Fund

Davis Opportunity Fund’s Class A shares delivered a negative return on net asset value of 17.15% for the six-month period ended June 30, 20081. Over the same time period, the Russell 3000® Index2 (“Index”) returned 11.05%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

Energy companies were the most important contributors4 to the Fund’s performance over the six-month period. The Fund’s energy companies out-performed the corresponding sector within the Index (up 23% versus up 13% for the Index). The Fund’s relative performance was reduced by a lower relative average weighting in this sector (4% versus 13% for the Index). Tenaris5 and Transocean were among the top contributors to performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 20% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund declined in value, but still out-performed the Index over the period.

Key Detractors from Performance

The most important detractors from performance over the six-month period were the Fund’s holdings in the consumer discretionary and financial sectors.

The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 17% versus down 16% for the Index) and the Fund’s performance was harmed by a higher average weighting in this poorly performing sector (32% versus 10% for the Index). While Netflix, H&R Block, Comcast, and Lowe’s were among the top contributors to performance, Garmin, CarMax, and WPP Group were among the top detractors from performance. The Fund no longer owns Lowe’s.

The financial sector was the worst performing sector of the Index. The Fund’s financial companies under-performed the corresponding sector within the Index (down 28% versus down 27% for the Index) and the Fund had a higher average weighting in this poorly performing sector (21% versus 17% for the Index). While Pargesa was among the top contributors to performance, Ambac Financial, Markel, Redwood Trust, and Power Corp. of Canada were among the top detractors from performance.

Other individual companies detracting from performance included UnitedHealth Group and Google.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Government Bond Fund

Davis Government Bond Fund’s Class A shares earned 1.62% on net asset value for the six-month period ended June 30, 20081, compared with its benchmark the Citigroup U.S. Treasury/Agency 1-3 Year Index2 (“Index”) which returned 2.13%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. Short-term interest rates declined over the course of the six-month period while long-term rates remained stable. As investors sought ultra safe securities in a turbulent market, treasury securities out-performed agency securities and mortgaged-backed securities. Over the six-month period, the Fund’s net assets increased from $53 to $81 million.

Key Contributors to Performance

The most important contributor to the Fund’s performance relative to the Index was that the Fund benefited as mortgaged-back securities which it had purchased at a discount were pre-paid faster than anticipated. The second most important contributor to the Fund’s performance was the yield advantage that the Fund enjoyed over the Index.

Key Detractors from Performance

The most important detractor from performance relative to the Index was that the Fund favored mortgaged-backed securities over treasury securities, and treasury securities turned in a stronger performance despite the pre-payment and yield advantages listed above. Another detractor from the Fund’s performance relative to the Index was that the Fund maintained a shorter weighted average duration than the Index and thus appreciated less as interest rates declined during the six-month period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Financial Fund

Davis Financial Fund’s Class A shares delivered a negative return on net asset value of 20.34% for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined by 11.91%. Financial companies as a whole turned in the weakest performance of the sectors3 within the Index. The banking, diversified financial, and insurance industry groups of the Index all turned in negative performance.

Key Contributors to Performance

While the Fund’s overall holdings of financial companies declined over the six-month period, individual financial companies making positive contributions4 to the Fund’s performance included two diversified financial companies, Visa5 and Goldman Sachs, and one insurance company, FPIC Insurance Group.

Non-financial companies making positive contributions to performance included Canadian Natural Resources and H&R Block.

Key Detractors from Performance

The Fund’s banking companies under-performed the corresponding industry group within the Index (down 56% versus down 36% for the Index). State Bank of India was among the top detractors from performance.

The Fund’s diversified financial companies out-performed the corresponding industry group within the Index (down 23% versus down 31% for the Index). JPMorgan Chase, American Express, First Marblehead, Merrill Lynch, and Bank of New York Mellon were among the top detractors from performance.

The Fund’s insurance companies out-performed the corresponding industry group within the Index (down 24% versus down 28% for the Index). American International Group, Transatlantic Holdings, Markel, and China Life were among the top detractors from performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 18% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index over the period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Appreciation & Income Fund

Davis Appreciation & Income Fund’s Class A shares delivered a negative return on net asset value of 9.14% for the six-month period ended June 30, 20081, compared with its benchmark, the Standard & Poor’s 500® Index2 (“Index”), which declined by 11.91%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

The Fund’s holdings in convertible bonds were the most important contributors4 to the Fund’s performance, out-performing the Index (up 6% versus down 12% for the Index). Convertible bond holdings in Lehman Brothers5 (which was convertible into Devon Energy), Nabors Industries, Quanta Services, and Digital Realty Trust were among the most important contributors to performance. The fund no longer owns Lehman Brothers.

Key Detractors from Performance

The Fund’s common stock holdings under-performed the Index (down 21% versus down 12% for the Index) and were the primary detractors from performance. Common stock holdings in Universal Health Services, Nabors Industries, Waste Connections, and Quanta Services were among the most important contributors to performance. Common stock holdings in Ambac Financial, American International Group, Merrill Lynch, International Rectifier, and Whole Foods Market were among the most important detractors from performance.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Davis Real Estate Fund’s Class A shares delivered a negative return on net asset value of 8.01% for the six-month period ended June 30, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 3.41%. Of the seven sub-industries3 within the Index, five delivered negative returns, with industrial REITs, real estate management & development, and specialized REITs turning in the weakest performance. Diversified REITs and residential REITs delivered positive returns.

Key Contributors to Performance

The Fund’s residential REITs out-performed the corresponding sub-industry within the Index (up 5% versus up 4% for the Index). Essex Property5 and American Campus Communities were among the top contributors4 to performance.

Office REITs, representing the Fund’s largest holdings over the period (27% versus 16% for the Index), out-performed the corresponding sub-industry within the Index (down 2% versus down 3% for the Index). Digital Realty and Corporate Office Properties were among the top contributors to performance while Derwent London was among the top detractors.

Toll Brothers was the single most important contributor to the Fund’s performance. Other companies among the top contributors to the Fund’s performance included Cousins Properties and Cogdell Spencer. The Fund no longer owns Toll Brothers.

Key Detractors from Performance

Real estate management & development companies were the most important detractors from the Fund’s performance. The Fund’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 25% versus down 6% for the Index). A higher relative average weighting in this sub-industry (11% versus 2% for the Index) detracted from both absolute and relative performance. Forest City Enterprises and Minerva were among the top detractors from performance.

Ambac Financial was the single most important detractor from the Fund’s performance. Other companies among the top detractors from the Fund’s performance included Ventas, Gramercy Capital, Alexander & Baldwin, Regency Centers, and Kimco Realty. The Fund no longer owns Ambac Financial.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 7% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index over the period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2008 and the annualized operating expense ratios for the six months ended June 30, 2008.

(without a 4.75% sales charge taken into consideration)
					EXPENSE
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION	RATIO
Davis Opportunity – A*	(22.92)%	7.20%	6.36%	11.30% - 12/01/94	1.10%
Davis Government Bond – A	5.67%	2.08%	3.60%	4.55% - 12/01/94	0.95%
Davis Financial – A	(28.13)%	5.41%	3.76%	13.18% - 05/01/91	1.02%
Davis Appreciation & Income – A	(13.28)%	7.33%	4.93%	9.33% - 05/01/92	1.04%
Davis Real Estate – A	(17.67)%	13.70%	9.77%	12.08% - 01/03/94	1.19%

(with a 4.75% sales charge taken into consideration)
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	(26.57)%	6.16%	5.85%	10.90% - 12/01/94
Davis Government Bond – A	0.72%	1.10%	3.10%	4.18% - 12/01/94
Davis Financial – A	(31.53)%	4.39%	3.25%	12.86% - 05/01/91
Davis Appreciation & Income – A	(17.39)%	6.29%	4.43%	9.01% - 05/01/92
Davis Real Estate – A	(21.57)%	12.60%	9.24%	11.71% - 01/03/94

				FUND
BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Russell 3000® Index	(12.69)%	8.37%	3.51%	10.03% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	7.18%	3.33%	4.76%	5.39% - 12/01/94
Standard & Poor’s 500® Index	(13.12)%	7.58%	2.88%	9.50% - 05/01/91
				9.35% - 05/01/92
Dow Jones Wilshire Real Estate
Securities Index	(15.42)%	14.87%	11.00%	11.88% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. The annualized operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*   In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

II.  The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

III. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

IV. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3    The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector. The Companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into seven sub-industries.

4    A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS OPPORTUNITY FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	73.79%	Information Technology	19.85%	16.59%
Common Stock (Foreign)	19.88%	Media	14.03%	2.85%
Convertible Bonds	0.78%	Health Care	8.61%	11.74%
Short term Investments	5.14%	Energy	8.36%	15.23%
Other Assets & Liabilities	0.41%	Consumer Durables & Apparel	8.24%	1.12%
	100.00%	Insurance	7.92%	3.44%
		Diversified Financials	7.24%	6.02%
		Capital Goods	5.70%	8.99%
		Retailing	4.86%	2.70%
		Materials	3.80%	4.52%
		Other	3.46%	17.68%
		Consumer Services	2.66%	1.72%
		Telecommunication Services	2.30%	3.04%
		Real Estate	1.59%	2.10%
		Food & Staples Retailing	1.38%	2.26%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Google Inc., Class A	Software & Services	5.58%
Garmin Ltd.	Consumer Durables & Apparel	4.24%
Johnson & Johnson	Pharmaceutical, Biotechnology & Life Sciences	3.84%
Transocean Inc.	Energy	3.82%
Comcast Corp., Special Class A	Media	3.64%
Grupo Televisa S.A., ADR	Media	3.45%
Markel Corp.	Property & Casualty Insurance	3.35%
Microsoft Corp.	Software & Services	2.87%
Hunter Douglas NV	Consumer Durables & Apparel	2.65%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.53%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT BOND FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	86.20%	Freddie Mac Mortgage Pools	32.74%
Short Term Investments	14.05%	Fannie Mae Mortgage Pools	25.43%
Other Assets & Liabilities	(0.25)%	Government Agency Notes	21.49%
	100.00%	Collateralized Mortgage
		Obligations	19.40%
		Ginnie Mae Mortgage Pools	0.94%
			100.00%

Top 10 Fixed Income Holdings

(% of Fund’s Net Assets)

Freddie Mac, 4.50%, 05/01/10, Pool No. M80818	Freddie Mac Mortgage Pools	8.20%
Fannie Mae, 4.00%, 09/25/31	Collateralized Mortgage Obligations	5.75%
Fannie Mae, 6.00%, 09/01/17, Pool No. 665776	Fannie Mae Mortgage Pools	4.92%
Freddie Mac, 4.00%, 03/01/10, Pool No. M80806	Freddie Mac Mortgage Pools	3.76%
Fannie Mae, 6.652%, 10/01/32, Pool No. 648917	Fannie Mae Mortgage Pools	3.49%
Final Maturity Amortizing Notes, 4.62%, 04/25/10	Government Agency Notes	3.48%
Fannie Mae, 4.50%, 08/01/18, Pool No. 254833	Fannie Mae Mortgage Pools	3.38%
Federal Home Loan Bank, 3.40%, 09/17/10	Government Agency Notes	3.22%
Freddie Mac, 5.50%, 06/01/22, Pool No. G12688	Freddie Mac Mortgage Pools	2.61%
Freddie Mac, 6.00%, 05/15/35	Collateralized Mortgage Obligations	2.47%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT MONEY MARKET FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	40.53%	0-30 Days	53.40%
Repurchase Agreements	20.59%	31-90 Days	19.88%
Fannie Mae	15.35%	91-180 Days	14.73%
Federal Farm Credit Bank	6.98%	181-391 Days	11.99%
Freddie Mac	6.39%		100.00%
Freddie Mac Mortgage Pool	1.86%
Other Assets & Liabilities	8.30%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS FINANCIAL FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	81.92%	Diversified Financials	38.13%	6.85%
Common Stock (Foreign)	17.50%	Insurance	37.19%	3.52%
Short Term Investments	0.46%	Commercial Services & Supplies	8.28%	0.49%
Other Assets & Liabilities	0.12%	Energy	8.25%	16.21%
	100.00%	Banks	3.58%	2.66%
		Materials	2.32%	3.90%
		Consumer Services	2.25%	1.36%
		Information Technology	–	16.43%
		Health Care	–	11.91%
		Capital Goods	–	8.51%
		Food, Beverage & Tobacco	–	5.57%
		Other	–	22.59%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	10.41%
American Express Co.	Consumer Finance	9.71%
Loews Corp.	Multi-Line Insurance	9.12%
D&B Corp.	Commercial Services & Supplies	8.24%
Canadian Natural Resources Ltd.	Energy	8.20%
Bank of New York Mellon Corp.	Capital Markets	5.10%
JPMorgan Chase & Co.	Diversified Financial Services	4.63%
Markel Corp.	Property & Casualty Insurance	4.28%
Merrill Lynch & Co., Inc.	Capital Markets	4.16%
Moody's Corp.	Diversified Financial Services	3.97%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS APPRECIATION & INCOME FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	40.98%	Real Estate	22.50%	1.21%
Common Stock (Foreign)	1.07%	Capital Goods	9.97%	8.51%
Convertible Bonds	38.80%	Retailing	9.60%	2.54%
Convertible Preferred Stocks	9.92%	Commercial Services & Supplies	7.85%	0.49%
Corporate Bonds	6.74%	Information Technology	7.72%	16.43%
Short Term Investments	2.36%	Energy	6.88%	16.21%
Other Assets & Liabilities	0.13%	Diversified Financials	6.85%	6.85%
	100.00%	Food, Beverage & Tobacco	5.65%	5.57%
		Health Care	3.90%	11.91%
		Household & Personal Products	3.74%	2.45%
		Food & Staples Retailing	3.69%	2.76%
		Utilities	3.60%	3.98%
		Media	2.72%	2.85%
		Materials	2.51%	3.90%
		Insurance	2.48%	3.52%
		Other	0.34%	10.82%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	Energy	6.71%
Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	Semiconductors & Semiconductor
	Equipment	4.91%
Kohl’s Corp.	Retailing	3.88%
Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 4/15/25	Real Estate	3.80%
Whole Foods Market, Inc.	Food & Staples Retailing	3.59%
Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	Capital Goods	3.55%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	3.34%
Avon Products, Inc.	Household & Personal Products	2.92%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon,
08/01/23	Commercial Services & Supplies	2.90%
Tyson Foods, Inc., Class A	Food, Beverage & Tobacco	2.70%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS REAL ESTATE FUND

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire
Common Stock (U.S.)	85.53%			Real Estate
Common Stock (Foreign)	7.42%		Fund	Securities Index
Convertible Bonds	3.75%	Office REITs	29.83%	16.25%
Preferred Stocks	0.35%	Retail REITs	15.14%	27.61%
Short Term Investments	2.87%	Residential REITs	11.68%	15.39%
Other Assets & Liabilities	0.08%	Real Estate Management & Development	11.37%	1.49%
	100.00%	Specialized REITs	11.31%	21.29%
		Industrial REITs	10.43%	9.82%
		Diversified REITs	7.00%	8.15%
		Transportation	3.24%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Alexandria Real Estate Equities, Inc.	Office REITs	8.43%
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.68%
Ventas, Inc.	Specialized REITs	7.53%
Digital Realty Trust, Inc.	Office REITs	7.26%
General Growth Properties, Inc.	Retail REITs	5.31%
Boston Properties, Inc.	Office REITs	5.18%
Cousins Properties, Inc.	Diversified REITs	5.01%
Corporate Office Properties Trust	Office REITs	4.69%
American Campus Communities, Inc.	Residential REITs	4.42%
Essex Property Trust, Inc.	Residential REITs	3.95%

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Opportunity Fund
Class A (annualized expense ratio 1.10%**)
Actual	$1,000.00	$828.50	$5.00
Hypothetical	$1,000.00	$1,019.39	$5.52
Class B (annualized expense ratio 1.94%**)
Actual	$1,000.00	$825.03	$8.80
Hypothetical	$1,000.00	$1,015.22	$9.72
Class C (annualized expense ratio 1.87%**)
Actual	$1,000.00	$825.42	$8.49
Hypothetical	$1,000.00	$1,015.56	$9.37
Class Y (annualized expense ratio 0.82%**)
Actual	$1,000.00	$829.62	$3.73
Hypothetical	$1,000.00	$1,020.79	$4.12

Davis Government Bond Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,016.20	$4.76
Hypothetical	$1,000.00	$1,020.14	$4.77
Class B (annualized expense ratio 1.73%**)
Actual	$1,000.00	$1,012.45	$8.66
Hypothetical	$1,000.00	$1,016.26	$8.67
Class C (annualized expense ratio 1.68%**)
Actual	$1,000.00	$1,012.68	$8.41
Hypothetical	$1,000.00	$1,016.51	$8.42
Class Y (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,016.56	$4.51
Hypothetical	$1,000.00	$1,020.39	$4.52

Davis Government Money Market Fund
Class A, B, C, & Y (annualized expense ratio 0.54%**)
Actual	$1,000.00	$1,013.96	$2.70
Hypothetical	$1,000.00	$1,022.18	$2.72

Davis Financial Fund
Class A (annualized expense ratio 1.02%**)
Actual	$1,000.00	$796.61	$4.56
Hypothetical	$1,000.00	$1,019.79	$5.12
Class B (annualized expense ratio 1.99%**)
Actual	$1,000.00	$793.79	$8.88
Hypothetical	$1,000.00	$1,014.97	$9.97
Class C (annualized expense ratio 1.89%**)
Actual	$1,000.00	$793.04	$8.43
Hypothetical	$1,000.00	$1,015.47	$9.47
Class Y (annualized expense ratio 0.88%**)
Actual	$1,000.00	$796.98	$3.93
Hypothetical	$1,000.00	$1,020.49	$4.42

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.04%**)
Actual	$1,000.00	$908.57	$4.94
Hypothetical	$1,000.00	$1,019.69	$5.22
Class B (annualized expense ratio 1.89%**)
Actual	$1,000.00	$904.95	$8.95
Hypothetical	$1,000.00	$1,015.47	$9.47
Class C (annualized expense ratio 1.83%**)
Actual	$1,000.00	$905.13	$8.67
Hypothetical	$1,000.00	$1,015.76	$9.17
Class Y (annualized expense ratio 0.77%**)
Actual	$1,000.00	$909.95	$3.66
Hypothetical	$1,000.00	$1,021.03	$3.87

Davis Real Estate Fund
Class A (annualized expense ratio 1.19%**)
Actual	$1,000.00	$919.87	$5.68
Hypothetical	$1,000.00	$1,018.95	$5.97
Class B (annualized expense ratio 2.05%**)
Actual	$1,000.00	$916.24	$9.77
Hypothetical	$1,000.00	$1,014.67	$10.27
Class C (annualized expense ratio 1.95%**)
Actual	$1,000.00	$916.34	$9.29
Hypothetical	$1,000.00	$1,015.17	$9.77
Class Y (annualized expense ratio 0.83%**)
Actual	$1,000.00	$921.37	$3.97
Hypothetical	$1,000.00	$1,020.74	$4.17

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See page 19 for a description of the “Expense Example”.

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/08 to 06/30/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.67%)
CONSUMER DISCRETIONARY - (29.31%)
Automobiles & Components – (1.18%)
137,000	Johnson Controls, Inc.	$3,929,160
111,346	WABCO Holdings Inc.	5,173,135

		9,102,295

Consumer Durables & Apparel – (7.78%)
122,990	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	6,850,503
766,410	Garmin Ltd.	32,829,172
339,926	Hunter Douglas NV (Netherlands)	20,519,447

		60,199,122

Consumer Services – (2.51%)
271,720	H&R Block, Inc.	5,814,808
387,750	Yum! Brands, Inc.	13,606,148

		19,420,956

Media – (13.25%)
1,500,700	Comcast Corp., Special Class A	28,160,636
1,130,320	Grupo Televisa S.A., ADR (Mexico)	26,698,158
139,416	Lagardere S.C.A. (France)	7,939,448
182,290	Liberty Media Corp. - Entertainment, Series A *	4,416,887
546,600	News Corp., Class A	8,220,864
166,960	Virgin Media Inc.	2,274,830
297,000	Walt Disney Co.	9,266,400
1,607,150	WPP Group PLC (United Kingdom)	15,501,814

		102,479,037

Retailing – (4.59%)
912,810	CarMax, Inc. *	12,952,774
288,700	Liberty Media Corp. - Interactive, Series A *	4,259,768
702,600	Netflix Inc. *	18,320,295

		35,532,837

	TOTAL CONSUMER DISCRETIONARY	226,734,247

CONSUMER STAPLES - (2.14%)
Food & Staples Retailing – (1.30%)
90,970	Costco Wholesale Corp.	6,385,639
155,070	Whole Foods Market, Inc.	3,668,181

		10,053,820

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
Food, Beverage & Tobacco – (0.84%)
140,905	Heineken Holding NV (Netherlands)	$6,464,652

	TOTAL CONSUMER STAPLES	16,518,472

ENERGY - (7.90%)
69,800	Devon Energy Corp.	8,387,168
71,800	Occidental Petroleum Corp.	6,451,948
224,110	Tenaris S.A., ADR (Argentina)	16,696,195
194,159	Transocean Inc. *	29,587,890

	TOTAL ENERGY	61,123,201

FINANCIALS - (15.82%)
Diversified Financials – (6.84%)
	Capital Markets – (2.89%)
983,535	E*TRADE Financial Corp. *	3,078,464
69,402	Julius Baer Holding, Ltd. AG (Switzerland)	4,687,718
117,730	Legg Mason, Inc.	5,129,496
298,000	Merrill Lynch & Co., Inc.	9,449,580

		22,345,258

	Consumer Finance – (0.87%)
513,120	Discover Financial Services	6,757,790

	Diversified Financial Services – (3.08%)
10,600	Nymex Holdings Inc.	895,488
224,500	Oaktree Capital Group LLC, Class A (a)	6,286,000
149,295	Pargesa Holdings S.A., Bearer Shares (Switzerland)	16,645,980

		23,827,468

		52,930,516

Insurance – (7.48%)
	Insurance Brokers – (0.56%)
250,463	Brown & Brown, Inc.	4,355,552

	Life & Health Insurance – (1.58%)
89,970	Aflac, Inc.	5,650,116
215,100	Power Corp. of Canada (Canada)	6,585,684

		12,235,800

	Property & Casualty Insurance – (3.58%)
867,330	Ambac Financial Group, Inc.	1,162,222
70,585	Markel Corp. *	25,904,695
135,580	MBIA Inc. *	595,196

		27,662,113

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (Continued)
	Reinsurance – (1.76%)
45,230	Everest Re Group, Ltd.	$3,605,283
45,980	RenaissanceRe Holdings Ltd.	2,053,927
140,375	Transatlantic Holdings, Inc.	7,926,976

		13,586,186

		57,839,651

Real Estate – (1.50%)
508,430	Redwood Trust, Inc.	11,587,120

	TOTAL FINANCIALS	122,357,287

HEALTH CARE - (8.13%)
Health Care Equipment & Services – (3.09%)
90,475	Cardinal Health, Inc.	4,666,701
201,190	IDEXX Laboratories, Inc. *	9,822,096
358,490	UnitedHealth Group Inc.	9,410,362

		23,899,159

Pharmaceuticals, Biotechnology & Life Sciences – (5.04%)
461,660	Johnson & Johnson	29,703,204
471,100	Schering-Plough Corp.	9,275,959

		38,979,163

	TOTAL HEALTH CARE	62,878,322

INDUSTRIALS - (6.64%)
Capital Goods – (5.38%)
1,339,132	Blount International, Inc. *	15,547,323
75,280	Franklin Electric Co., Inc.	2,921,240
36,351	Ingersoll-Rand Co. Ltd., Class A	1,360,618
201,470	Shaw Group Inc. *	12,448,831
84,230	Siemens AG, Registered (Germany)	9,352,081

		41,630,093

Commercial Services & Supplies – (0.44%)
38,580	D&B Corp.	3,381,151

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
INDUSTRIALS - (CONTINUED)
Transportation – (0.82%)
972,000	Clark Holdings, Inc. *(b)	$2,381,400
41,600	Kuehne & Nagel International AG, Registered (Switzerland)	3,952,112

		6,333,512

	TOTAL INDUSTRIALS	51,344,756

INFORMATION TECHNOLOGY - (18.75%)
Semiconductors & Semiconductor Equipment – (2.53%)
695,680	Texas Instruments Inc.	19,590,349

Software & Services – (11.03%)
1,193,972	Convera Corp., Class A *	1,689,470
81,940	Google Inc., Class A *	43,181,151
390,310	Iron Mountain Inc. *	10,362,731
806,560	Microsoft Corp.	22,212,662
380,000	Yahoo! Inc. *	7,854,600

		85,300,614

Technology Hardware & Equipment – (5.19%)
546,000	Agilent Technologies, Inc. *	19,404,840
252,020	Cisco Systems, Inc. *	5,864,505
680,520	Dell Inc. *	14,899,986

		40,169,331

	TOTAL INFORMATION TECHNOLOGY	145,060,294

MATERIALS - (3.59%)
92,340	Sealed Air Corp.	1,755,383
262,560	Sigma-Aldrich Corp.	14,136,230
679,600	Sino-Forest Corp. * (Canada)	11,903,164

	TOTAL MATERIALS	27,794,777

TELECOMMUNICATION SERVICES - (1.39%)
116,790	American Tower Corp., Class A *	4,934,378
612,820	Sprint Nextel Corp. *	5,821,790

	TOTAL TELECOMMUNICATION SERVICES	10,756,168

	TOTAL COMMON STOCK – (Identified cost $715,595,523)	724,567,524

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (0.78%)
TELECOMMUNICATION SERVICES - (0.78%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$6,083,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	6,083,000

SHORT TERM INVESTMENTS - (5.14%)
13,564,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $13,565,055
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $13,835,280)	13,564,000
13,564,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $13,564,923
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $13,835,280)	13,564,000
3,617,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $3,617,221
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $3,689,340)	3,617,000
8,994,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $8,994,650
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $9,173,880)	8,994,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $39,739,000)	39,739,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS OPPORTUNITY FUND - (Continued)

June 30, 2008 (Unaudited)

	Total Investments – (99.59%) – (identified cost $760,934,523) – (c)					$770,389,524
	Other Assets Less Liabilities – (0.41%)					3,169,490

		Net Assets – (100.00%)				$773,559,014

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2008, amounts to $2,381,400. Transactions during the period in which the issuers were affiliates are as follows:

	Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares June 30, 2008	Dividend Income
	Clark Holdings, Inc.	–	978,700	6,700	972,000	$–

(c)	Aggregate cost for Federal Income Tax purposes is $769,883,884. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$121,160,077
	Unrealized depreciation	(120,654,437)

	Net unrealized appreciation	$505,640

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT BOND FUND

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
GOVERNMENT AGENCY NOTES - (18.52%)
$500,000	Fannie Mae, 4.00%, 11/09/09	$505,697
500,000	Fannie Mae, 5.00%, 07/28/10	516,468
500,000	Federal Farm Credit Bank, 4.125%, 07/17/09	505,412
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	347,989
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	614,555
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,026,701
2,600,000	Federal Home Loan Bank, 3.40%, 09/17/10	2,593,628
484,050	Federal Home Loan Bank, 4.75%, 10/25/10	489,821
2,000,000	Federal Home Loan Bank, 4.75%, 02/06/15	1,971,639
1,105,330	Final Maturity Amortizing Notes, 4.10%, 01/25/10	1,095,270
2,766,495	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,807,135
230,000	Freddie Mac, 3.00%, 06/30/09	229,853
1,000,000	Freddie Mac, 3.50%, 07/28/09	1,000,775
200,000	Freddie Mac, 5.00%, 10/18/10	206,968
1,000,000	Freddie Mac, 5.25%, 02/24/11	1,012,606

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $14,929,067)	14,924,517

MORTGAGES - (67.68%)
COLLATERALIZED MORTGAGE OBLIGATIONS - (16.72%)
108,597	Fannie Mae, 5.00%, 07/25/15	109,607
1,566,367	Fannie Mae, 5.50%, 11/25/23	1,571,614
4,764,390	Fannie Mae, 4.00%, 09/25/31	4,636,937
864,250	Freddie Mac, 4.00%, 09/15/10	863,868
975,059	Freddie Mac, 5.00%, 08/15/14	979,872
1,046,961	Freddie Mac, 5.00%, 08/15/16	1,060,727
300,000	Freddie Mac, 5.00%, 05/15/27	304,568
1,982,334	Freddie Mac, 6.00%, 05/15/35	1,989,021
476,163	Ginnie Mae, 6.00%, 03/20/14	479,321
1,459,347	Ginnie Mae, 6.00%, 05/16/30	1,479,715

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	13,475,250

FANNIE MAE POOLS - (21.92%)
389,976	6.12%, 10/01/08, Pool No. 380999	391,129

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT BOND FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
Mortgages - (Continued)
FANNIE MAE POOLS - (CONTINUED)
$772,983	4.00%, 09/01/10, Pool No. 254901	$774,916
642,825	4.50%, 01/01/13, Pool No. 254646	632,667
3,843,328	6.00%, 09/01/17, Pool No. 665776	3,964,393
2,797,114	4.50%, 08/01/18, Pool No. 254833	2,726,253
1,940,668	4.00%, 01/01/19, Pool No. 976841	1,842,159
198,319	6.50%, 07/01/32, Pool No. 635069	205,549
2,789,910	6.652%, 10/01/32, Pool No. 648917 (a)	2,808,732
69,683	7.31%, 01/01/33, Pool No. 681153 (a)	70,485
1,029,789	4.81%, 05/01/35, Pool No. 826242 (a)	1,039,227
1,445,736	5.065%, 01/01/36, Pool No. 848973 (a)	1,455,097
276,250	5.584%, 03/01/36, Pool No. 843396 (a)	276,424
1,459,840	5.624%, 04/01/36, Pool No. 851605 (a)	1,475,650

	TOTAL FANNIE MAE POOLS	17,662,681

FREDDIE MAC POOLS - (28.23%)
34,057	4.00%, 07/01/08, Pool No. M90826	34,080
723,789	3.50%, 08/01/08, Pool No. M90830	718,855
1,384,785	4.50%, 07/01/09, Pool No. M90934	1,388,218
496,044	4.50%, 10/01/09, Pool No. M80778	500,176
1,273,118	5.00%, 02/01/10, Pool No. M90972	1,285,326
3,012,584	4.00%, 03/01/10, Pool No. M80806	3,027,192
897,572	4.50%, 03/01/10, Pool No. M80807	906,264
6,532,090	4.50%, 05/01/10, Pool No. M80818	6,604,193
704,601	3.00%, 10/01/10, Pool No. M91001	691,913
885,814	4.00%, 11/01/10, Pool No. M80864	891,524
869,230	3.50%, 04/01/12, Pool No. M80974	857,849
1,338,897	4.00%, 12/01/12, Pool No. M81008	1,341,031
2,083,837	5.50%, 06/01/22, Pool No. G12688	2,099,661
756,695	4.537%, 12/01/34, Pool No. 1H1238 (a)	761,370
1,646,565	4.742%, 04/01/35, Pool No. 782528 (a)	1,635,608

	TOTAL FREDDIE MAC POOLS	22,743,260

Ginnie Mae Pools - (0.81%)
682,477	4.00%, 08/20/20, Pool No. 003811	652,100

	TOTAL GINNIE MAE POOLS	652,100

	TOTAL MORTGAGES – (Identified cost $54,764,981)	54,533,291

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT BOND FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (14.05%)
$3,864,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $3,864,301
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $3,941,280)	$3,864,000
3,864,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $3,864,263
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $3,941,280)	3,864,000
1,030,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $1,030,063
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $1,050,600)	1,030,000
2,561,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $2,561,185
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $2,612,220)	2,561,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,319,000)	11,319,000

	Total Investments – (100.25%) – (identified cost $81,013,048) – (b)	80,776,808
	Liabilities Less Other Assets – (0.25%)	(202,653)

	Net Assets – (100.00%)	$80,574,155

(a)	The interest rates on adjustable rate securities, shown as of June 30, 2008, may change daily or less frequently and are based on indices of market interest rates.
(b)	Aggregate cost for Federal Income Tax purposes is $81,013,048. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$237,159
	Unrealized depreciation	(473,399)

	Net unrealized depreciation	$(236,240)

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT MONEY MARKET FUND

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FANNIE MAE - (15.35%)
$4,000,000	3.10%, 07/02/08	$4,000,026
2,975,000	5.00%, 07/03/08	2,975,433
14,000,000	5.00%, 07/25/08	14,006,909
1,000,000	4.05%, 08/04/08	1,001,658
3,000,000	4.00%, 08/08/08	2,999,182
880,000	3.25%, 08/15/08	878,724
10,000,000	5.125%, 09/02/08	10,042,044
2,590,000	3.75%, 09/15/08	2,596,182
22,675,000	5.00%, 09/15/08	22,775,129
360,000	4.50%, 10/15/08	362,489
500,000	3.75%, 10/24/08	501,773
7,305,000	3.375%, 12/15/08	7,331,598
1,354,000	5.25%, 01/15/09	1,371,242
4,000,000	5.00%, 01/23/09	4,059,142
2,400,000	3.85%, 04/14/09	2,428,304

	TOTAL FANNIE MAE – (Identified cost $77,329,835)	77,329,835

FEDERAL FARM CREDIT BANK - (6.98%)
1,875,000	4.07%, 10/06/08	1,883,958
500,000	4.875%, 11/20/08	504,249
4,000,000	3.70%, 12/17/08	4,026,518
20,000,000	2.71%, 01/02/09 (a)	20,000,000
8,381,000	2.49%, 02/05/09 (b)	8,254,049
500,000	4.125%, 04/15/09	504,930

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $35,173,704)	35,173,704

FEDERAL HOME LOAN BANK - (40.53%)
20,000,000	2.11%, 07/02/08 (b)	19,998,828
10,000,000	2.85%, 07/07/08	10,000,000
2,000,000	4.28%, 07/14/08	2,001,384
5,025,000	2.625%, 07/15/08	5,021,922
8,515,000	5.125%, 07/16/08	8,517,942
1,000,000	4.125%, 07/25/08	1,001,296
1,500,000	4.40%, 07/28/08	1,502,490
5,000,000	5.125%, 07/30/08	5,001,445

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK - (CONTINUED)
$1,000,000	5.125%, 08/08/08	$1,002,459
13,000,000	5.25%, 08/14/08	13,015,542
3,690,000	5.50%, 08/15/08	3,702,813
10,000,000	2.45%, 09/11/08	10,005,673
1,060,000	4.25%, 09/12/08	1,064,154
600,000	5.00%, 09/12/08	603,445
1,400,000	5.10%, 09/19/08	1,407,345
2,500,000	4.50%, 09/26/08	2,510,763
860,000	4.375%, 10/03/08	864,989
350,000	4.50%, 10/14/08	352,396
12,000,000	4.625%, 10/24/08	12,075,146
1,000,000	4.75%, 10/27/08	1,006,986
5,000,000	5.00%, 10/27/08	5,044,185
10,000,000	2.565%, 11/07/08	10,014,265
1,000,000	2.518%, 11/14/08 (a)	1,000,083
2,010,000	3.625%, 11/14/08	2,017,241
4,600,000	4.125%, 11/17/08	4,596,524
500,000	5.00%, 11/17/08	504,597
850,000	4.35%, 11/19/08	855,798
8,500,000	2.452%, 12/01/08 (a)	8,499,452
500,000	4.375%, 12/19/08	504,665
500,000	5.49%, 12/22/08	507,316
1,000,000	4.125%, 12/23/08	1,008,379
1,500,000	3.00%, 12/26/08	1,502,498
1,000,000	4.70%, 12/26/08	1,004,665
20,000,000	2.75%, 01/23/09 (a)	20,017,356
6,000,000	2.76%, 02/12/09	6,000,000
17,000,000	2.68%, 03/20/09 (a)	17,000,000
750,000	4.08%, 03/30/09	756,365
5,000,000	2.32%, 04/01/09	4,986,069
5,000,000	2.27%, 04/03/09 (a)	5,000,000
5,000,000	2.76%, 04/08/09 (a)	5,000,000
3,500,000	5.00%, 04/23/09	3,565,129
4,000,000	4.25%, 05/15/09	4,060,141

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $204,101,746)	204,101,746

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
FREDDIE MAC - (6.39%)
$700,000	3.08%, 07/09/08	$699,668
1,529,000	4.875%, 09/12/08	1,535,894
557,000	3.625%, 09/15/08	558,771
560,000	5.00%, 09/16/08	563,398
4,139,000	4.48%, 09/19/08	4,155,556
395,000	4.30%, 09/24/08	397,018
3,000,000	5.125%, 10/15/08	3,025,036
1,000,000	4.75%, 10/17/08	1,007,340
500,000	4.90%, 11/03/08	503,978
3,525,000	4.75%, 11/26/08	3,563,722
2,224,000	4.625%, 12/19/08	2,247,978
7,500,000	4.10%, 01/14/09	7,524,438
1,840,000	5.75%, 03/15/09	1,880,480
4,500,000	3.375%, 04/15/09	4,519,755

	TOTAL FREDDIE MAC – (Identified cost $32,183,032)	32,183,032

FREDDIE MAC POOLS - (1.86%)
1,171,543	4.00%, 07/01/08, Pool No. M90826	1,171,543
1,483,977	4.00%, 08/01/08, Pool No. M90831	1,484,521
378,443	3.50%, 10/01/08, Pool No. M90850	378,568
836,826	4.50%, 11/01/08, Pool No. M90878	839,352
1,590,101	4.00%, 02/01/09, Pool No. M90895	1,597,085
567,212	4.50%, 03/01/09, Pool No. M90904	570,495
3,303,593	3.50%, 04/01/09, Pool No. M90913	3,311,076

	TOTAL FREDDIE MAC POOLS – (Identified cost $9,352,640)	9,352,640

REPURCHASE AGREEMENTS - (20.59%)
35,390,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $35,392,753
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $36,097,800)	35,390,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
Repurchase Agreements - (Continued)
$35,390,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $35,392,408
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $36,097,800)	$35,390,000
9,437,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $9,437,577
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $9,625,740)	9,437,000
23,464,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $23,465,695
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $23,933,280)	23,464,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $103,681,000)	103,681,000

	Total Investments – (91.70%) – (identified cost $461,821,957) – (c)	461,821,957
	Other Assets Less Liabilities – (8.30%)	41,802,122

	Net Assets – (100.00%)	$503,624,079

(a)

The interest rates on floating rate securities, shown as of June 30, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for Federal Income Tax purposes is $461,821,957.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL FUND

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (99.42%)
CONSUMER DISCRETIONARY - (2.24%)
Consumer Services – (2.24%)
791,000	H&R Block, Inc.	$16,927,400

	TOTAL CONSUMER DISCRETIONARY	16,927,400

ENERGY - (8.20%)
618,700	Canadian Natural Resources Ltd. (Canada)	62,024,675

	TOTAL ENERGY	62,024,675

FINANCIALS - (78.43%)
Banks – (3.56%)
	Commercial Banks – (3.56%)
75,700	ICICI Bank Ltd., ADR (India)	2,177,132
459,950	State Bank of India Ltd., GDR (India)	24,745,310

		26,922,442

Diversified Financials – (37.91%)
	Capital Markets – (15.28%)
393,500	Ameriprise Financial, Inc.	16,003,645
1,020,000	Bank of New York Mellon Corp.	38,586,600
394,600	Brookfield Asset Management Inc., Class A (Canada)	12,840,284
50,000	Goldman Sachs Group, Inc.	8,745,000
117,000	Julius Baer Holding, Ltd. AG (Switzerland)	7,902,697
992,700	Merrill Lynch & Co., Inc.	31,478,517

		115,556,743

	Consumer Finance – (10.17%)
1,949,000	American Express Co.	73,418,830
1,351,000	First Marblehead Corp. *	3,472,070

		76,890,900

	Diversified Financial Services – (12.46%)
1,019,560	JPMorgan Chase & Co.	34,981,103
872,600	Moody's Corp.	30,052,344
330,000	Oaktree Capital Group LLC, Class A (a)	9,240,000
13,900	RHJ International * (Belgium)	175,079
396,550	RHJ International, 144A *(b)(c) (Belgium)	4,998,275
182,000	Visa Inc., Class A *	14,798,420

		94,245,221

		286,692,864

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL FUND - (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (36.96%)
	Life & Health Insurance – (2.31%)
334,733	China Life Insurance Co., Ltd., ADR (China)	$17,466,368

	Multi-line Insurance – (12.15%)
866,796	American International Group, Inc.	22,935,422
1,470,600	Loews Corp.	68,971,140

		91,906,562

	Property & Casualty Insurance – (9.72%)
169,800	Ambac Financial Group, Inc.	227,532
337,300	FPIC Insurance Group, Inc. *	15,313,420
88,200	Markel Corp. *	32,369,400
534,000	MBIA Inc. *	2,344,260
1,244,000	Progressive Corp. (Ohio)	23,287,680

		73,542,292

	Reinsurance – (12.78%)
225,000	Everest Re Group, Ltd.	17,934,750
1,394,187	Transatlantic Holdings, Inc.	78,729,740

		96,664,490

		279,579,712

	TOTAL FINANCIALS	593,195,018

INDUSTRIALS - (8.24%)
Commercial Services & Supplies – (8.24%)
710,650	D&B Corp.	62,281,366

	TOTAL INDUSTRIALS	62,281,366

MATERIALS - (2.31%)
918,000	Sealed Air Corp.	17,451,180

	TOTAL MATERIALS	17,451,180

	TOTAL COMMON STOCK – (Identified cost $564,240,014)	751,879,639

SHORT TERM INVESTMENTS - (0.46%)
$1,203,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $1,203,094
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $1,227,060)	1,203,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (CONTINUED)
$1,203,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $1,203,082
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $1,227,060)	$1,203,000
321,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $321,020
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $327,420)	321,000
798,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $798,058
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $813,960)	798,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,525,000)	3,525,000

	Total Investments – (99.88%) – (identified cost $567,765,014) – (d)	755,404,639
	Other Assets Less Liabilities – (0.12%)	876,461

	Net Assets – (100.00%)	$756,281,100

*	Non-Income producing security.
	ADR: American Depositary Receipt
	GDR: Global Depositary Receipt
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to 4,998,275, or 0.66% of the Fund's net assets, as of June 30, 2008.

(c)	Restricted Security - See Note 9 of the Notes to Financial Statements.
(d)	Aggregate cost for Federal Income Tax purposes is $567,765,014. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$274,984,590
	Unrealized depreciation	(87,344,965)

	Net unrealized appreciation	$187,639,625

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (42.05%)
CONSUMER DISCRETIONARY - (9.13%)
Media – (1.35%)
525,000	News Corp., Class A	$7,896,000
115,000	News Corp., Class B	1,765,250

		9,661,250

Retailing – (7.78%)
121,213	Amazon.com, Inc. *	8,884,307
82,900	AutoZone, Inc. *	10,031,729
250,450	J. C. Penney Co., Inc.	9,088,830
695,400	Kohl's Corp. *	27,843,816

		55,848,682

	TOTAL CONSUMER DISCRETIONARY	65,509,932

CONSUMER STAPLES - (10.34%)
Food & Staples Retailing – (3.59%)
1,090,000	Whole Foods Market, Inc.	25,783,950

Food, Beverage & Tobacco – (3.83%)
155,000	Coca-Cola Co.	8,056,900
1,297,300	Tyson Foods, Inc., Class A	19,381,662

		27,438,562

Household & Personal Products – (2.92%)
582,200	Avon Products, Inc.	20,970,844

	TOTAL CONSUMER STAPLES	74,193,356

FINANCIALS - (7.86%)
Diversified Financials – (4.25%)
Capital Markets – (2.65%)
600,000	Merrill Lynch & Co., Inc.	19,026,000

Consumer Finance – (1.60%)
305,000	American Express Co.	11,489,350

		30,515,350

Insurance – (0.14%)
	Property & Casualty Insurance – (0.14%)
772,300	Ambac Financial Group, Inc.	1,034,882

Real Estate – (3.47%)
407,940	Forest City Enterprises, Inc., Class A	13,143,827

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
	Real Estate – (Continued)
335,000	General Growth Properties, Inc.	$11,735,050

		24,878,877

	TOTAL FINANCIALS	56,429,109

HEALTH CARE - (3.34%)
	Health Care Equipment & Services – (3.34%)
378,600	Universal Health Services, Inc., Class B	23,935,092

	TOTAL HEALTH CARE	23,935,092

INDUSTRIALS - (5.83%)
	Capital Goods – (3.63%)
432,000	General Electric Co.	11,530,080
673,400	Masco Corp.	10,592,582
200,000	United Rentals, Inc. *	3,922,000

		26,044,662

	Commercial Services & Supplies – (2.20%)
120,000	School Specialty, Inc. *	3,568,800
382,000	Waste Connections, Inc. *	12,197,260

		15,766,060

	TOTAL INDUSTRIALS	41,810,722

INFORMATION TECHNOLOGY - (2.62%)
	Semiconductors & Semiconductor Equipment – (1.54%)
457,900	Fairchild Semiconductor International, Inc. *	5,371,167
296,700	International Rectifier Corp. *	5,696,640

		11,067,807

	Software & Services – (1.08%)
148,000	SAP AG, ADR (Germany)	7,712,280

	TOTAL INFORMATION TECHNOLOGY	18,780,087

MATERIALS – (1.38%)
520,000	Sealed Air Corp.	9,885,200

	TOTAL MATERIALS	9,885,200

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
UTILITIES - (1.55%)
580,700	AES Corp. *	$11,155,247

	TOTAL UTILITIES	11,155,247

	TOTAL COMMON STOCK – (Identified cost $382,620,114)	301,698,745

CONVERTIBLE PREFERRED STOCK - (9.92%)
FINANCIALS - (7.15%)
Diversified Financials – (2.43%)
	Diversified Financial Services – (2.43%)
400,000	Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	17,400,000

Insurance – (2.27%)
	Multi-line Insurance – (2.27%)
275,000	American International Group, Inc., 8.50%, 08/01/11, Cum. Conv. Pfd.	16,304,750

Real Estate – (2.45%)
650,000	Digital Realty Trust L.P., 5.50%, 12/31/49, Cum. Conv. Pfd.	17,610,970

	TOTAL FINANCIALS	51,315,720

INDUSTRIALS - (0.82%)
Capital Goods – (0.48%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	3,477,418

Transportation – (0.34%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	2,409,419

	TOTAL INDUSTRIALS	5,886,837

UTILITIES - (1.95%)
288,810	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	14,007,285

	TOTAL UTILITIES	14,007,285

	TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $75,783,026)	71,209,842

CONVERTIBLE BONDS - (38.80%)
CONSUMER DISCRETIONARY - (1.31%)
Media – (1.31%)
$16,050,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (a)(b)(c)	9,400,004

	TOTAL CONSUMER DISCRETIONARY	9,400,004

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (CONTINUED)
ENERGY - (6.71%)
$39,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	$48,165,000

	TOTAL ENERGY	48,165,000

FINANCIALS - (14.78%)
Real Estate – (14.78%)
7,750,000	Digital Realty Trust L.P., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (d)	10,318,582
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	19,092,300
21,000,000	General Growth Properties, Inc., 144A Conv. Sr. Notes, 3.98%, 04/15/27 (d)	16,563,750
17,400,000	ProLogis, 144A Conv. Sr. Notes, 2.25%, 04/01/37 (d)	15,986,250
18,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	16,852,500
24,000,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	27,240,000

		106,053,382

	TOTAL FINANCIALS	106,053,382

HEALTH CARE - (0.47%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.47%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	3,363,750

	TOTAL HEALTH CARE	3,363,750

INDUSTRIALS - (9.55%)
Capital Goods – (4.09%)
8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	25,500,000
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,817,650

		29,317,650

Commercial Services & Supplies – (5.46%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,341,875
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	20,774,940
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,062,500

		39,179,315

	TOTAL INDUSTRIALS	68,496,965

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (CONTINUED)
INFORMATION TECHNOLOGY - (4.91%)
Semiconductors & Semiconductor Equipment – (4.91%)
$36,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	$35,235,000

	TOTAL INFORMATION TECHNOLOGY	35,235,000

MATERIALS - (1.07%)
8,000,000	Sealed Air Corp., 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (d)	7,690,000

	TOTAL MATERIALS	7,690,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $266,389,457)	278,404,101

CORPORATE BONDS - (6.74%)
CONSUMER DISCRETIONARY - (1.58%)
Retailing – (1.58%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,806,083
10,000,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	9,550,360

		11,356,443

	TOTAL CONSUMER DISCRETIONARY	11,356,443

CONSUMER STAPLES - (2.40%)
Food, Beverage & Tobacco – (1.68%)
2,000,000	Coca-Cola Co., Sr. Notes, 5.35%, 11/15/17	2,019,674
11,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	10,051,173

		12,070,847

Household & Personal Products – (0.72%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,172,042

	TOTAL CONSUMER STAPLES	17,242,889

FINANCIALS - (1.24%)
Real Estate – (1.24%)
14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	8,890,000

	TOTAL FINANCIALS	8,890,000

INDUSTRIALS - (1.52%)
Capital Goods – (1.52%)
12,000,000	Masco Corp., 6.125%, 10/03/16	10,890,660

	TOTAL INDUSTRIALS	10,890,660

	TOTAL CORPORATE BONDS – (Identified cost $54,375,874)	48,379,992

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (2.36%)
$5,775,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $5,775,449
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $5,890,500)	$5,775,000
5,775,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $5,775,393
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $5,890,500)	5,775,000
1,540,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $1,540,094
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $1,570,800)	1,540,000
3,829,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $3,829,277
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $3,905,580)	3,829,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $16,919,000)	16,919,000

	Total Investments – (99.87%) – (identified cost $796,087,471) – (f)	716,611,680
	Other Assets Less Liabilities – (0.13%)	943,900

	Net Assets – (100.00%)	$717,555,580

*	Non-Income producing security.
ADR: American Depositary Receipt
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)

As of June 30, 2008, zero coupon bonds represented $9,400,004, or 1.31% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS APPRECIATION & INCOME FUND - (Continued)

June 30, 2008 (Unaudited)

(d)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $50,558,582, or 7.05% of the Fund's net assets, as of June 30, 2008.

(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.
(f)	Aggregate cost for Federal Income Tax purposes is $796,233,532. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$50,908,518
	Unrealized depreciation	(130,530,370)

	Net unrealized depreciation	$(79,621,852)

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE FUND

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (92.95%)
FINANCIALS - (89.81%)
Real Estate – (89.81%)
Real Estate Investment Trusts (REITs) – (78.77%)
	Diversified REITs – (6.80%)
1,158,300	Cousins Properties, Inc.	$26,756,730
821,800	Gramercy Capital Corp.	9,524,662

		36,281,392

	Industrial REITs – (6.56%)
232,000	AMB Property Corp.	11,688,160
967,500	Brixton PLC (United Kingdom)	4,634,710
1,291,200	DCT Industrial Trust Inc.	10,691,136
524,500	First Potomac Realty Trust	7,993,380

		35,007,386

	Office REITs – (28.76%)
462,513	Alexandria Real Estate Equities, Inc.	45,021,015
306,242	Boston Properties, Inc.	27,629,153
729,238	Corporate Office Properties Trust	25,034,741
849,419	Derwent London PLC (United Kingdom)	17,054,500
947,800	Digital Realty Trust, Inc.	38,774,498

		153,513,907

	Residential REITs – (10.99%)
847,600	American Campus Communities, Inc.	23,597,184
156,400	AvalonBay Communities Inc.	13,944,624
198,100	Essex Property Trust, Inc.	21,097,650

		58,639,458

	Retail REITs – (14.69%)
130,700	Federal Realty Investment Trust	9,018,300
808,757	General Growth Properties, Inc.	28,330,758
320,118	Kimco Realty Corp.	11,050,474
162,778	Regency Centers Corp.	9,623,435
419,600	Taubman Centers, Inc.	20,413,540

		78,436,507

	Specialized REITs – (10.97%)
1,146,847	Cogdell Spencer, Inc., Private Placement (a)(b)	18,356,777
944,600	Ventas, Inc.	40,211,622

		58,568,399

		420,447,049

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE FUND - (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (11.04%)
1,272,384	Forest City Enterprises, Inc., Class A	$40,996,212
3,326,500	Minerva PLC * (United Kingdom)	5,814,216
259,200	Mitsubishi Estate Co., Ltd. (Japan)	5,931,685
288,000	Mitsui Fudosan Co., Ltd. (Japan)	6,156,802

		58,898,915

	TOTAL FINANCIALS	479,345,964

INDUSTRIALS - (3.14%)
Transportation – (3.14%)
214,400	Alexander & Baldwin, Inc.	9,773,424
70,300	Burlington Northern Santa Fe Corp.	7,022,267

		16,795,691

	TOTAL INDUSTRIALS	16,795,691

	TOTAL COMMON STOCK – (Identified cost $502,985,941)	496,141,655

PREFERRED STOCK - (0.35%)
FINANCIALS - (0.35%)
Real Estate – (0.35%)
Real Estate Investment Trusts (REITs) – (0.35%)
	Residential REITs – (0.35%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,869,923

	TOTAL PREFERRED STOCK – (Identified cost $1,079,517)	1,869,923

CONVERTIBLE BONDS - (3.75%)
FINANCIALS - (3.75%)
Real Estate – (3.75%)
Real Estate Investment Trusts (REITs) – (3.75%)
	Industrial REITs – (3.56%)
$20,690,000	ProLogis, 144A Conv. Sr. Notes, 2.25%, 04/01/37 (c)	19,008,937

	Office REITs – (0.19%)
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (c)	994,763

	TOTAL FINANCIALS	20,003,700

	TOTAL CONVERTIBLE BONDS – (Identified cost $21,627,868)	20,003,700

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE FUND - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (2.87%)
$5,235,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $5,235,407
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $5,339,700)	$5,235,000
5,235,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $5,235,356
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $5,339,700)	5,235,000
1,396,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $1,396,085
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $1,423,920)	1,396,000
3,470,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $3,470,251
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $3,539,400)	3,470,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $15,336,000)	15,336,000

	Total Investments – (99.92%) – (identified cost $541,029,326) – (d)	533,351,278
	Other Assets Less Liabilities – (0.08%)	400,314

	Net Assets – (100.00%)	$533,751,592

*	Non-Income producing security.
(a)	Illiquid and Restricted Security – See Note 9 of the Notes to Financial Statements.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE FUND - (Continued)

June 30, 2008 (Unaudited)

(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2008, amounts to $18,356,777. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares June 30, 2008	Dividend Income
Cogdell Spencer, Inc., Private Placement	–	1,146,847	–	1,146,847	$802,793

(c)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $20,003,700, or 3.75% of the Fund's net assets, as of June 30, 2008.

(d)	Aggregate cost for Federal Income Tax purposes is $542,876,513. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$54,498,561
	Unrealized depreciation	(64,023,796)

	Net unrealized depreciation	$(9,525,235)

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities,
at value* (see accompanying
Schedules of Investments):
Unaffiliated companies	$768,008,124	$80,776,808	$461,821,957	$755,404,639	$716,611,680	$514,994,501
Affiliated companies	2,381,400	–	–	–	–	18,356,777
Cash	5,024	–	14,021	91,579	4,446	7,412
Cash - foreign currencies**	143,279	–	–	–	–	45,908
Receivables:
Dividends and interest	1,155,396	381,516	3,513,317	906,546	2,374,146	2,621,935
Capital stock sold	1,231,820	719,163	39,138,149	1,149,091	1,863,673	956,878
Investment securities sold	11,981,753	–	–	–	–	–
Prepaid expenses	56,818	236	25,754	48,366	46,044	67,077
Total assets	784,963,614	81,877,723	504,513,198	757,600,221	720,899,989	537,050,488
LIABILITIES:
Cash overdraft	–	773,339	–	–	–	–
Payables:
Capital stock redeemed	3,473,207	305,538	534,759	237,385	2,310,558	1,364,541
Investment securities purchased	6,536,080	–	–	–	–	1,071,592
Distributions payable	–	61,176	8,578	–	–	–
Accrued management fees	473,149	19,977	205,564	461,927	430,469	343,127
Accrued transfer agent fees	283,672	22,042	10,857	157,383	130,096	165,500
Other accrued expenses	93,297	67,043	129,361	42,523	69,235	33,466
Distribution and service plan
fees (Note 3)	545,195	54,453	–	419,903	404,051	320,670
Total liabilities	11,404,600	1,303,568	889,119	1,319,121	3,344,409	3,298,896
NET ASSETS	$773,559,014	$80,574,155	$503,624,079	$756,281,100	$717,555,580	$533,751,592

NET ASSETS CONSISTS OF:
Par value of shares of capital stock	$382,588	$144,218	$5,036,241	$237,141	$281,495	$190,891
Additional paid-in capital	801,033,067	85,444,222	498,587,838	516,156,061	772,545,293	528,138,167
Undistributed net investment
income (loss)	(6,363,046)	–	–	2,573,109	2,444,758	(2,961,614)
Accumulated net realized gains
(losses) from investments and
foreign currency transactions	(30,954,870)	(4,778,045)	–	49,675,288	21,759,825	16,061,240
Net unrealized appreciation
(depreciation) on investments and
foreign currency transactions	9,461,275	(236,240)	–	187,639,501	(79,475,791)	(7,677,092)
Net Assets	$773,559,014	$80,574,155	$503,624,079	$756,281,100	$717,555,580	$533,751,592

*Including:
Cost of investments:
Unaffiliated companies	$753,112,112	$81,013,048	$461,821,957	$567,765,014	$796,087,471	$522,737,116
Affiliated companies	7,822,411	–	–	–	–	18,292,210
Market value of repurchase
agreements (if greater than
10% of Fund’s net assets)	–	11,319,000	103,681,000	–	–	–

**Cost of cash - foreign currencies	143,420	–	–	–	–	45,916

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES – (CONTINUED)

At June 30, 2008 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
CLASS A SHARES:
Net assets	$472,133,011	$46,038,906	$461,668,261	$634,693,827	$460,131,541	$402,861,528
Shares outstanding	22,624,693	8,238,855	461,668,261	19,571,569	18,060,682	14,422,767
Net asset value and redemption
price per share (net
assets ÷ shares outstanding)	$20.87	$5.59	$1.00	$32.43	$25.48	$27.93
Maximum offering price per
share (100 ÷ 95.25 of net
asset value)	$21.91	$5.87	N/A	$34.05	$26.75	$29.32

CLASS B SHARES:
Net assets	$39,720,418	$12,715,743	$25,722,917	$29,224,513	$31,969,188	$16,833,851
Shares outstanding	2,198,863	2,281,716	25,722,917	1,022,012	1,271,141	608,174
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$18.06	$5.57	$1.00	$28.60	$25.15	$27.68

CLASS C SHARES:
Net assets	$202,805,329	$21,039,543	$16,146,005	$81,005,325	$142,110,920	$62,273,409
Shares outstanding	10,698,378	3,762,776	16,146,005	2,777,706	5,562,798	2,224,993
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$18.96	$5.59	$1.00	$29.16	$25.55	$27.99

CLASS Y SHARES:
Net assets	$58,900,256	$779,963	$86,896	$11,357,435	$83,343,931	$51,782,804
Shares outstanding	2,736,835	138,485	86,896	342,817	3,254,833	1,833,138
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$21.52	$5.63	$1.00	$33.13	$25.61	$28.25

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*	$6,304,580	$–	$–	$6,058,827	$4,423,589	$9,485,941
Affiliated companies	–	–	–	–	–	802,793
Interest	475,029	1,675,913	8,645,073	107,122	7,190,540	518,944
Total income	6,779,609	1,675,913	8,645,073	6,165,949	11,614,129	10,807,678
Expenses:
Management fees (Note 2)	2,850,245	110,018	1,196,623	2,649,463	2,546,017	1,956,648
Custodian fees	69,570	17,746	32,055	53,418	73,153	40,246
Transfer agent fees:
Class A	431,260	30,530	31,232	398,821	249,274	394,745
Class B	58,250	11,985	1,750	56,163	31,708	29,019
Class C	193,731	14,053	1,049	82,528	86,891	64,492
Class Y	40,210	1,216	8	8,398	21,813	18,137
Audit fees	10,800	9,000	10,800	16,800	11,400	15,000
Legal fees	9,513	769	3,267	7,747	7,330	5,433
Accounting fees (Note 2)	4,002	1,332	13,834	6,166	4,166	4,334
Reports to shareholders	112,456	14,053	34,513	84,969	97,500	97,513
Directors’ fees and expenses	43,358	3,836	22,378	40,347	38,243	28,830
Registration and filing fees	47,517	37,672	26,923	29,995	62,001	27,616
Interest expense	–	–	–	3,376	–	–
Miscellaneous	15,186	6,787	5,439	17,633	12,868	18,580
Distribution plan payments (Note 3):
Class A	668,883	46,592	–	691,747	560,184	529,487
Class B	238,257	66,526	–	189,956	186,380	100,147
Class C	1,188,492	104,761	–	431,013	775,185	339,641
Total expenses	5,981,730	476,876	1,379,871	4,768,540	4,764,113	3,669,868
Expenses paid
indirectly (Note 6)	(704)	(54)	(25)	(1,061)	(975)	(792)
Net expenses	5,981,026	476,822	1,379,846	4,767,479	4,763,138	3,669,076
Net investment income	798,583	1,199,091	7,265,227	1,398,470	6,850,991	7,138,602

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	(13,674,304)	342,857	–	2,403,881	24,109,148	(63,861)
Affiliated companies	(37,003)	–	–	–	–	–
Foreign currency transactions	(18,301)	–	–	(8,266)	–	16
Net change in unrealized appreciation
(depreciation)	(166,182,361)	(702,131)	–	(191,762,582)	(108,315,543)	(55,521,420)
Net realized and unrealized loss	(179,911,969)	(359,274)	–	(189,366,967)	(84,206,395)	(55,585,265)
Net increase (decrease)
in net assets resulting
from operations	$(179,113,386)	$839,817	$7,265,227	$(187,968,497)	$(77,355,404)	$(48,446,663)

*Net of foreign taxes withheld
as follows	$419,905	$–	$–	$18,501	$17,143	$44,274

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income	$798,583	$1,199,091	$7,265,227	$1,398,470	$6,850,991	$7,138,602
Net realized gain (loss) from
investments and foreign
currency transactions	(13,729,608)	342,857	–	2,395,615	24,109,148	(63,845)
Net change in unrealized
appreciation (depreciation)
on investments	(166,182,361)	(702,131)	–	(191,762,582)	(108,315,543)	(55,521,420)
Net increase (decrease) in net
assets resulting from
operations	(179,113,386)	839,817	7,265,227	(187,968,497)	(77,355,404)	(48,446,663)

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	–	(692,127)	(6,684,146)	–	(3,001,691)	(2,038,654)
Class B	–	(189,962)	(363,253)	–	(142,271)	(53,185)
Class C	–	(304,345)	(216,057)	–	(617,705)	(190,452)
Class Y	–	(12,657)	(1,771)	–	(596,874)	(298,313)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	(95,758,049)	19,013,443	(97,214,936)	51,482,196	(55,401,318)	(19,574,095)
Class B	(10,953,384)	2,368,272	1,306,567	(12,450,682)	(8,198,358)	(6,176,714)
Class C	(36,809,972)	6,387,399	3,153,750	13,623,440	(11,139,875)	(5,162,438)
Class Y	(6,778,270)	375,222	(67,309)	4,957,679	(12,602,107)	(1,411,810)

Total increase (decrease)
in net assets	(329,413,061)	27,785,062	(92,821,928)	(130,355,864)	(169,055,603)	(83,352,324)

NET ASSETS:
Beginning of period	1,102,972,075	52,789,093	596,446,007	886,636,964	886,611,183	617,103,916
End of period*	$773,559,014	$80,574,155	$503,624,079	$756,281,100	$717,555,580	$533,751,592

*Including undistributed net
investment income (loss) of	$(6,363,046)	$–	$–	$2,573,109	$2,444,758	$(2,961,614)

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2007

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(651,472)	$1,682,091	$25,326,942	$2,849,358	$15,540,665	$13,569,315
Net realized gain (loss) from
investments, futures,
and foreign currency
transactions	50,631,688	(133,281)	–	130,724,507	33,020,673	105,243,004
Net change in unrealized
appreciation (depreciation)
on investments	(68,162,642)	779,791	–	(184,069,497)	(51,102,387)	(235,838,076)
Net increase (decrease) in net
assets resulting from
operations	(18,182,426)	2,328,601	25,326,942	(50,495,632)	(2,541,049)	(117,025,757)

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	(4,546,451)	(957,413)	(23,769,789)	(1,641,225)	(10,942,478)	(7,476,145)
Class B	–	(381,001)	(1,132,324)	–	(564,907)	(223,651)
Class C	–	(288,855)	(420,630)	–	(1,704,587)	(586,158)
Class Y	(779,812)	(16,590)	(4,199)	(33,445)	(2,112,918)	(1,215,348)

Realized gains from investment
transactions:
Class A	(45,044,252)	–	–	(70,754,835)	(25,875,219)	(105,630,236)
Class B	(4,680,294)	–	–	(5,752,982)	(2,069,656)	(6,069,168)
Class C	(21,053,016)	–	–	(8,956,338)	(7,434,793)	(17,279,219)
Class Y	(5,126,757)	–	–	(848,138)	(4,794,076)	(12,925,829)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	55,965,384	4,710,947	31,712,702	35,957,027	210,820,392	86,325,671
Class B	(15,831,035)	(3,794,231)	73,102	(36,199,944)	(4,887,770)	(18,486,395)
Class C	54,765,250	7,109,122	6,478,508	5,119,178	90,360,705	(11,890,524)
Class Y	16,671,213	101,857	74,205	(399,777)	62,623,396	(32,084,272)

Total increase (decrease)
in net assets	12,157,804	8,812,437	38,338,517	(134,006,111)	300,877,040	(244,567,031)

NET ASSETS:
Beginning of year	1,090,814,271	43,976,656	558,107,490	1,020,643,075	585,734,143	861,670,947
End of year*	$1,102,972,075	$52,789,093	$596,446,007	$886,636,964	$886,611,183	$617,103,916

*Including undistributed
(overdistributed) net
investment income of	$(7,161,629)	$–	$–	$1,174,639	$(47,692)	$(7,519,612)

See Notes to Financial Statements

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

A. VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

A. VALUATION OF SECURITIES – (CONTINUED)

The following is a summary of the inputs used as of June 30, 2008 in valuing each Fund’s investments carried at value:

	Investment in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices	$718,281,524	$–	$–	$742,639,639	$349,410,780	$477,784,878
Level 2 – Other Significant
Observable Inputs	52,108,000	80,776,808	461,821,957	12,765,000	367,200,900	55,566,400
Level 3 – Significant Unobservable
Inputs	–	–	–	–	–	–
Total	$770,389,524	$80,776,808	$461,821,957	$755,404,639	$716,611,680	$533,351,278

B. MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. At June 30, 2008, Davis Opportunity Fund had approximately $17,228,000 of post October 2007 losses available to offset future capital gains, if any, which expire in 2016. At June 30, 2008, Davis Appreciation & Income Fund had approximately $2,248,000 of post October 2007 losses available to offset future capital gains, if any, which expire in 2016. Additionally, Davis Appreciation & Income Fund had approximately $3,000 of post October 2007 foreign currency losses which were deferred. At June 30, 2008, Davis Government Bond Fund had approximately $1,973,000 of capital loss carryforward expire unutilized and currently has available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
GOVERNMENT
BOND FUND
Expiring
12/31/2008	906,000
12/31/2009	–
12/31/2010	–
12/31/2011	2,128,000
12/31/2012	1,243,000
12/31/2013	403,000
12/31/2014	304,000
12/31/2015	137,000
Total	$5,121,000

F.  USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million. The annual rate for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2008, approximated 0.63%, 0.47%, 0.64%, 0.64%, and 0.68% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. The annual rate for the Davis Government Bond Fund is 0.30%.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $34,178, $3,444, $5,265, $32,301, $24,214, and $20,833, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $4,002, $1,332, $13,834, $6,166, $4,166, and $4,334, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended June 30, 2008, Davis Distributors, LLC, the Funds’ Underwriter (the “Underwriter” or “Distributor”) received $165,505, $18,268, $753,356, $200,436, and $181,025 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $23,820, $2,578, $114,156, $31,606, and $27,639 was retained by the Underwriter and the remaining $141,685, $15,690, $639,200, $168,830, and $153,386 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the six months ended June 30, 2008 was $668,883, $46,592, $691,747, $560,184, and $529,487, respectively.

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount each Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND – (CONTINUED)

During the six months ended June 30, 2008, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $179,131, $49,874, $142,978, $139,964, and $75,434, respectively and service fees of $59,126, $16,652, $46,978, $46,416, and $24,713, respectively.

Commission advances by the Distributor during the six months ended June 30, 2008 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $28,906, $2,565, $144,072, $32,359, and $15,004, respectively, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,705,925, $5,699,146, $28,979,715, $8,829,495, and $16,728,777, respectively, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2008, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $54,031, $11,653, $26,343, $62,396, and $23,913, respectively.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended June 30, 2008, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $891,369, $78,571, $323,260, $581,389, and $254,731, respectively, and service fees of $297,123, $26,190, $107,753, $193,796, and $84,910, respectively.

Commission advances by the Distributor during the six months ended June 30, 2008, on the sale of Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $96,615, $5,230, $205,897, $100,401, and $41,107, respectively, all of which was re-allowed to qualified selling dealers.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND – (CONTINUED)

The Distributor intends to seek payment from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $17,860,909, $226,436, $21,255,789, $12,908,307, and $11,166,052, respectively, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase. During the six months ended June 30, 2008, the Distributor received $24,655, $4,430, $11,256, $28,215, and $2,997 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$132,103,582	$66,913,227	$63,913,245	$117,679,516	$113,987,196
Proceeds of sales	$324,740,112	$37,797,891	$5,292,477	$180,922,950	$137,961,282

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK

At June 30, 2008, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

CLASS A	Six months ended June 30, 2008 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,743,581	4,700,408	372,738,790	2,997,435	2,181,738	1,464,753
Shares issued in reinvestment
of distributions	–	108,845	6,644,197	–	92,414	61,740
	1,743,581	4,809,253	379,382,987	2,997,435	2,274,152	1,526,493
Shares redeemed	(5,990,990)	(1,431,672)	(476,597,923)	(1,607,367	(4,339,602)	(2,204,689)
Net increase (decrease)	(4,247,409)	3,377,581	(97,214,936)	1,390,068	(2,065,450)	(678,196)

Proceeds from shares sold	$39,309,725	$26,455,396	$372,738,790	$110,957,721	$58,652,547	$43,340,991
Proceeds from shares issued in
reinvestment of distributions	–	612,395	6,644,197	–	2,495,904	1,910,259
	39,309,725	27,067,791	379,382,987	110,957,721	61,148,451	45,251,250
Cost of shares redeemed	(135,067,774)	(8,054,348)	(476,597,923)	(59,475,525)	(116,549,769)	(64,825,345)
Net increase (decrease)	$(95,758,049)	$19,013,443	$(97,214,936)	$51,482,196	$(55,401,318)	$(19,574,095)

CLASS A	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	7,079,827	2,874,814	781,109,806	2,703,292	10,300,765	3,472,460
Shares issued in reinvestment
of distributions	1,880,169	146,558	23,638,063	1,634,760	1,067,947	3,418,959
	8,959,996	3,021,372	804,747,869	4,338,052	11,368,712	6,891,419
Shares redeemed	(6,805,796)	(2,169,021)	(773,035,167)	(3,386,734)	(4,499,437)	(4,142,913)
Net increase	2,154,200	852,351	31,712,702	951,318	6,869,275	2,748,506

Proceeds from shares sold	$197,873,450	$15,907,865	$781,109,806	$126,903,967	$316,083,656	$156,197,972
Proceeds from shares issued in
reinvestment of distributions	47,568,272	810,961	23,638,063	69,101,099	31,153,345	108,780,954
	245,441,722	16,718,826	804,747,869	196,005,066	347,237,001	264,978,926
Cost of shares redeemed	(189,476,338)	(12,007,879)	(773,035,167)	(160,048,039)	(136,416,609)	(178,653,255)
Net increase	$55,965,384	$4,710,947	$31,712,702	$35,957,027	$210,820,392	$86,325,671

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS B	Six months ended June 30, 2008 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	63,343	1,330,793	6,526,796	137,093	86,382	30,788
Shares issued in reinvestment
of distributions	–	27,393	327,902	–	4,543	1,614
	63,343	1,358,186	6,854,698	137,093	90,925	32,402
Shares redeemed	(622,786)	(938,918)	(5,548,131)	(512,181)	(400,349)	(245,479)
Net increase (decrease)	(559,443)	419,268	1,306,567	(375,088)	(309,424)	(213,077)

Proceeds from shares sold	$1,239,649	$7,483,990	$6,526,796	$4,465,394	$2,288,949	$919,092
Proceeds from shares issued in
reinvestment of distributions	–	153,706	327,902	–	121,386	49,596
	1,239,649	7,637,696	6,854,698	4,465,394	2,410,335	968,688
Cost of shares redeemed	(12,193,033)	(5,269,424)	(5,548,131)	(16,916,076)	(10,608,693)	(7,145,402)
Net increase (decrease)	$(10,953,384)	$2,368,272	$1,306,567	$(12,450,682)	$(8,198,358)	$(6,176,714)

CLASS B	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	367,264	1,396,472	13,379,304	95,335	511,225	86,950
Shares issued in reinvestment
of distributions	192,152	52,403	1,017,521	143,728	79,685	183,131
	559,416	1,448,875	14,396,825	239,063	590,910	270,081
Shares redeemed	(1,184,261)	(2,139,532)	(14,323,723)	(1,073,080)	(748,380)	(647,917)
Net increase (decrease)	(624,845)	(690,657)	73,102	(834,017)	(157,470)	(377,836)

Proceeds from shares sold	$8,994,773	$7,702,716	$13,379,304	$3,973,564	$15,558,534	$4,062,234
Proceeds from shares issued in
reinvestment of distributions	4,227,348	289,144	1,017,521	5,382,613	2,286,738	5,738,902
	13,222,121	7,991,860	14,396,825	9,356,177	17,845,272	9,801,136
Cost of shares redeemed	(29,053,156)	(11,786,091)	(14,323,723)	(45,556,121)	(22,733,042)	(28,287,531)
Net increase (decrease)	$(15,831,035)	$(3,794,231)	$73,102	$(36,199,944)	$(4,887,770)	$(18,486,395)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS C	Six months ended June 30, 2008 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	547,256	2,506,600	11,527,430	694,339	509,784	183,676
Shares issued in reinvestment
of distributions	–	47,753	202,242	–	19,916	5,398
	547,256	2,554,353	11,729,672	694,339	529,700	189,074
Shares redeemed	(2,344,278)	(1,424,790)	(8,575,922)	(288,473)	(945,979)	(366,859)
Net increase (decrease)	(1,797,022)	1,129,563	3,153,750	405,866	(416,279)	(177,785)

Proceeds from shares sold	$11,254,410	$14,138,208	$11,527,430	$23,239,190	$13,794,123	$5,472,974
Proceeds from shares issued in
reinvestment of distributions	–	268,781	202,242	–	540,509	167,549
	11,254,410	14,406,989	11,729,672	23,239,190	14,334,632	5,640,523
Cost of shares redeemed	(48,064,382)	(8,019,590)	(8,575,922)	(9,615,750)	(25,474,507)	(10,802,961)
Net increase (decrease)	$(36,809,972)	$6,387,399	$3,153,750	$13,623,440	$(11,139,875)	$(5,162,438)

CLASS C	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	3,370,947	2,368,781	17,961,249	467,502	3,308,820	384,634
Shares issued in reinvestment
of distributions	868,460	45,318	392,886	216,265	284,186	521,523
	4,239,407	2,414,099	18,354,135	683,767	3,593,006	906,157
Shares redeemed	(2,041,815)	(1,135,392)	(11,875,627)	(525,672)	(652,847)	(1,061,065)
Net increase (decrease)	2,197,592	1,278,707	6,478,508	158,095	2,940,159	(154,908)

Proceeds from shares sold	$86,214,919	$13,134,970	$17,961,249	$19,463,025	$101,860,758	$17,666,936
Proceeds from shares issued in
reinvestment of distributions	20,044,045	251,099	392,886	8,261,344	8,266,370	16,509,697
	106,258,964	13,386,069	18,354,135	27,724,369	110,127,128	34,176,633
Cost of shares redeemed	(51,493,714)	(6,276,947)	(11,875,627)	(22,605,191)	(19,766,423)	(46,067,157)
Net increase (decrease)	$54,765,250	$7,109,122	$6,478,508	$5,119,178	$90,360,705	$(11,890,524)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS Y	Six months ended June 30, 2008 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	525,544	93,641	–	177,090	389,961	132,315
Shares issued in reinvestment
of distributions	–	1,991	1,611	–	20,178	9,387
	525,544	95,632	1,611	177,090	410,139	141,702
Shares redeemed	(815,759)	(29,734)	(68,920)	(47,043)	(872,840)	(190,215)
Net increase (decrease)	(290,215)	65,898	(67,309)	130,047	(462,701)	(48,513)

Proceeds from shares sold	$12,233,712	$532,550	$	$6,758,803	$10,569,243	$3,993,749
Proceeds from shares			–
issued in reinvestment
of distributions	–	11,285	1,611	–	547,437	293,433
	12,233,712	543,835	1,611	6,758,803	11,116,680	4,287,182
Cost of shares redeemed	(19,011,982)	(168,613)	(68,920)	(1,801,124)	(23,718,787)	(5,698,992)
Net increase (decrease)	$(6,778,270)	$375,222	$(67,309)	$4,957,679	$(12,602,107)	$(1,411,810)

CLASS Y	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,273,415	130,727	68,192	54,383	2,338,304	347,674
Shares issued in reinvestment
of distributions	208,234	2,483	6,013	17,972	217,643	426,970
	1,481,649	133,210	74,205	72,355	2,555,947	774,644
Shares redeemed	(879,310)	(114,869)	–	(77,992)	(515,892)	(1,325,110)
Net increase (decrease)	602,339	18,341	74,205	(5,637)	2,040,055	(550,466)

Proceeds from shares sold	$36,418,592	$728,379	$68,192	$2,592,731	$71,871,573	$16,204,610
Proceeds from shares
issued in reinvestment
of distributions	5,424,510	13,857	6,013	775,484	6,378,925	13,799,742
	41,843,102	742,236	74,205	3,368,215	78,250,498	30,004,352
Cost of shares redeemed	(25,171,889)	(640,379)	–	(3,767,992)	(15,627,102)	(62,088,624)
Net increase (decrease)	$16,671,213	$101,857	$74,205	$(399,777)	$62,623,396	$(32,084,272)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $704, $54, $25, $1,061, $975, and $792 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2008.

NOTE 7 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2008, Davis Financial Fund had no borrowings outstanding. For the six months ended June 30, 2008, the average daily loan balance was $148,258 at an average interest rate of 4.79%. Davis Financial Fund had zero gross borrowings and gross repayments of $18,521,000 during the six months ended June 30, 2008. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2008.

NOTE 8 - FINANCIAL FUTURES CONTRACT ACTIVITY

Each Fund may purchase or sell financial futures contracts to pursue its investment objective or for hedging purposes. A financial futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. A fund can use financial futures to establish a position in the securities market as a temporary substitute for purchasing particular securities. A fund might also use financial futures contracts to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. For example, a fund may purchase a futures contract on the S&P 500® Index without owning the underlying securities as an efficient or cost effective means to gain broad exposure to the equity market.

Upon entering into a futures contract a fund is required to deposit cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in margin accounts to cover initial margin requirements on open futures contacts would be noted in the Schedule of Investments. The Statements of Assets and Liabilities reflect a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statements of Operations.

The risks of investing in futures contracts are described in the Statement of Additional Information.

As of June 30, 2008 none of the Funds had any open futures contracts.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

June 30, 2008 (Unaudited)

NOTE 9 – ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $6,286,000 or 0.81% of the Fund’s net assets as of June 30, 2008. The aggregate value of illiquid securities in Davis Financial Fund amounted to $9,240,000 or 1.22% of the Fund’s net assets as of June 30, 2008. The aggregate value of restricted securities in Davis Financial Fund amounted to $4,998,275 or 0.66% of the Fund’s net assets as of June 30, 2008. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $9,400,004 or 1.31% of the Fund’s net assets as of June 30, 2008. The aggregate value of illiquid and restricted securities in Davis Real Estate Fund amounted to $18,356,777 or 3.44% of the Fund’s net assets as of June 30, 2008. Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of June 30, 2008

Davis
Opportunity	Oaktree Capital Group
Fund	LLC, Class A	5/21/07	NA	224,500	$41.56	$28.0000

Davis Financial	Oaktree Capital Group
Fund	LLC, Class A	5/21/07	NA	330,000	$31.85	$28.0000

Davis Financial
Fund	RHJ International, 144A	6/4/07	NA	396,550	$19.64	$12.6044

Davis	News America Inc.,
Appreciation &	Conv. Notes, Zero
Income Fund	coupon, 3.38%,
	02/28/21	10/07/03	$16,050,000	160,500	$65.40	$58.5670

Davis Real	Cogdell Spencer, Inc.,
Estate Fund	Private Placement	1/24/08	NA	1,146,847	$15.95	$16.0063

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended 06/30/2008[7]	$25.19	$0.04	[3]	$(4.36)	$(4.32)
Year ended 12/31/2007	27.52	0.05	[3]	(0.43)	(0.38)
Year ended 12/31/2006	24.29	–	[3,5]	4.25	4.25
Year ended 12/31/2005	23.20	0.05	[3]	1.88	1.93
Year ended 12/31/2004	20.47	0.08		2.65	2.73
Year ended 12/31/2003	14.53	(0.07)		6.01	5.94
Davis Opportunity Fund Class B:
Six months ended 06/30/2008[7]	21.89	(0.04)	[3]	(3.79)	(3.83)
Year ended 12/31/2007	24.17	(0.15)	[3]	(0.36)	(0.51)
Year ended 12/31/2006	21.44	(0.18)	[3]	3.72	3.54
Year ended 12/31/2005	20.55	(0.13)	[3]	1.66	1.53
Year ended 12/31/2004	18.28	(0.08)		2.35	2.27
Year ended 12/31/2003	13.07	(0.19)		5.40	5.21
Davis Opportunity Fund Class C:
Six months ended 06/30/2008[7]	22.97	(0.04)	[3]	(3.97)	(4.01)
Year ended 12/31/2007	25.27	(0.15)	[3]	(0.38)	(0.53)
Year ended 12/31/2006	22.37	(0.18)	[3]	3.90	3.72
Year ended 12/31/2005	21.42	(0.13)	[3]	1.73	1.60
Year ended 12/31/2004	19.05	(0.06)		2.43	2.37
Year ended 12/31/2003	13.62	(0.17)		5.60	5.43
Davis Opportunity Fund Class Y:
Six months ended 06/30/2008[7]	25.94	0.08	[3]	(4.50)	(4.42)
Year ended 12/31/2007	28.29	0.13	[3]	(0.44)	(0.31)
Year ended 12/31/2006	24.95	0.07	[3]	4.37	4.44
Year ended 12/31/2005	23.81	0.13	[3]	1.93	2.06
Year ended 12/31/2004	20.93	0.17		2.71	2.88
Year ended 12/31/2003	14.80	(0.02)		6.15	6.13
Davis Government Bond Fund Class A:
Six months ended 06/30/2008[7]	5.60	0.10		(0.01)	0.09
Year ended 12/31/2007	5.52	0.21		0.08	0.29
Year ended 12/31/2006	5.50	0.18		0.02	0.20
Year ended 12/31/2005	5.60	0.15		(0.10)	0.05
Year ended 12/31/2004	5.73	0.14		(0.13)	0.01
Year ended 12/31/2003	5.92	0.09		(0.08)	0.01
Davis Government Bond Fund Class B:
Six months ended 06/30/2008[7]	5.58	0.08		(0.01)	0.07
Year ended 12/31/2007	5.51	0.17		0.07	0.24
Year ended 12/31/2006	5.49	0.14		0.02	0.16
Year ended 12/31/2005	5.59	0.12		(0.10)	0.02
Year ended 12/31/2004	5.71	0.10		(0.12)	(0.02)
Year ended 12/31/2003	5.91	0.03		(0.08)	(0.05)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$–	$–	$–	$–	$–		$–	$20.87	(17.15)%	$472,133	1.10%[6]		1.10%[6]		0.41%[6]
(0.18)	(1.77)	–	–	–		(1.95)	25.19	(1.42)	676,995	1.06		1.06		0.16
(0.23)	(0.79)	–	–	–		(1.02)	27.52	17.59	680,181	1.10		1.10		(0.02)
(0.24)	(0.60)	–	–	–		(0.84)	24.29	8.33	446,794	1.15		1.15		0.18
–	–	–	–	–		–	23.20	13.34	314,526	1.20		1.20		0.39
–	–	–	–	–		–	20.47	40.88	204,015	1.30		1.30		(0.47)

–	–	–	–	–		–	18.06	(17.50)	39,720	1.94	[6]	1.94	[6]	(0.43)	[6]
–	(1.77)	–	–	–		(1.77)	21.89	(2.15)	60,386	1.85		1.85		(0.63)
(0.02)	(0.79)	–	–	–		(0.81)	24.17	16.60	81,788	1.88		1.88		(0.80)
(0.04)	(0.60)	–	–	–		(0.64)	21.44	7.49	96,501	1.92		1.90		(0.57)
–	–	–	–	–		–	20.55	12.42	105,077	1.97		1.97		(0.38)
–	–	–	–	–		–	18.28	39.86	96,854	2.06		2.06		(1.23)

–	–	–	–	–		–	18.96	(17.46)	202,805	1.87	[6]	1.87	[6]	(0.36)	[6]
–	(1.77)	–	–	–		(1.77)	22.97	(2.14)	287,054	1.81		1.81		(0.59)
(0.03)	(0.79)	–	–	–		(0.82)	25.27	16.70	260,254	1.84		1.84		(0.76)
(0.05)	(0.60	–	–	–		(0.65)	22.37	7.48	150,844	1.91		1.90		(0.57)
–	–	–	–	–		–	21.42	12.44	93,149	1.97		1.97		(0.38)
–	–	–	–	–		–	19.05	39.87	59,174	2.05		2.05		(1.22)

–	–	–	–	–		–	21.52	(17.04)	58,900	0.82	[6]	0.82	[6]	0.69	[6]
(0.27)	(1.77)	–	–	–		(2.04)	25.94	(1.13)	78,537	0.78		0.78		0.44
(0.31)	(0.79)	–	–	–		(1.10)	28.29	17.91	68,591	0.81		0.81		0.27
(0.32)	(0.60)	–	–	–		(0.92)	24.95	8.70	50,142	0.85		0.85		0.48
–	–	–	–	–		–	23.81	13.76	17,287	0.86		0.86		0.73
–	–	–	–	–		–	20.93	41.42	6,577	0.93		0.93		(0.10)

(0.10)	–	–	–	–		(0.10)	5.59	1.62	46,039	0.95	[6]	0.95	[6]	3.62	[6]
(0.21)	–	–	–	–		(0.21)	5.60	5.45	27,224	1.03		1.03		3.95
(0.18)	–	–	–	–		(0.18)	5.52	3.73	22,134	1.05		1.05		3.30
(0.15)	–	–	–	–		(0.15)	5.50	0.98	19,340	1.10		1.08		2.52
(0.14)	–	–	–	–	[5]	(0.14)	5.60	0.17	19,025	1.25		1.25		1.84
(0.17)	–	–	–	(0.03)		(0.20)	5.73	0.10	25,168	1.13		1.13		1.96

(0.08)	–	–	–	–		(0.08)	5.57	1.25	12,716	1.73	[6]	1.73	[6]	2.84	[6]
(0.17)	–	–	–	–		(0.17)	5.58	4.49	10,402	1.77		1.77		3.21
(0.14)	–	–	–	–		(0.14)	5.51	3.02	14,058	1.76		1.76		2.59
(0.12)	–	–	–	–		(0.12)	5.49	0.33	25,208	1.79		1.77		1.83
(0.10)	–	–	–	–	[5]	(0.10)	5.59	(0.33)	34,921	1.89		1.89		1.20
(0.12)	–	–	–	(0.03)		(0.15)	5.71	(0.80)	62,549	1.82		1.82		1.27

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (CONTINUED)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended 06/30/2008[7]	$5.60	$0.08		$(0.01)	$0.07
Year ended 12/31/2007	5.52	0.17		0.08	0.25
Year ended 12/31/2006	5.51	0.14		0.01	0.15
Year ended 12/31/2005	5.61	0.12		(0.10)	0.02
Year ended 12/31/2004	5.73	0.10		(0.12)	(0.02)
Year ended 12/31/2003	5.93	0.01		(0.06)	(0.05)
Davis Government Bond Fund Class Y:
Six months ended 06/30/2008[7]	5.64	0.10		(0.01)	0.09
Year ended 12/31/2007	5.57	0.22		0.07	0.29
Year ended 12/31/2006	5.55	0.19		0.02	0.21
Year ended 12/31/2005	5.65	0.17		(0.10)	0.07
Year ended 12/31/2004	5.77	0.15		(0.12)	0.03
Year ended 12/31/2003	5.97	0.11		(0.10)	0.01
Davis Government Money Market Fund Class A, B, C & Y:
Six months ended 06/30/2008[7]	1.000	0.014		–	0.014
Year ended 12/31/2007	1.000	0.046		–	0.046
Year ended 12/31/2006	1.000	0.044		–	0.044
Year ended 12/31/2005	1.000	0.026		–	0.026
Year ended 12/31/2004	1.000	0.008		–	0.008
Year ended 12/31/2003	1.000	0.006		–	0.006
Davis Financial Fund Class A:
Six months ended 06/30/2008[7]	40.71	0.08		(8.36)	(8.28)
Year ended 12/31/2007	47.48	0.20		(2.56)	(2.36)
Year ended 12/31/2006	42.40	0.04		7.81	7.85
Year ended 12/31/2005	41.00	0.04		3.27	3.31
Year ended 12/31/2004	36.57	0.02		4.41	4.43
Year ended 12/31/2003	26.72	0.08		9.77	9.85
Davis Financial Fund Class B:
Six months ended 06/30/2008[7]	36.03	(0.07	) [3]	(7.36)	(7.43)
Year ended 12/31/2007	42.82	(0.20)[3]		(2.28)	(2.48)
Year ended 12/31/2006	38.83	(0.33)[3]		7.09	6.76
Year ended 12/31/2005	38.03	(0.29)[3]		3.00	2.71
Year ended 12/31/2004	34.22	(0.33)		4.14	3.81
Year ended 12/31/2003	25.21	(0.18)		9.19	9.01
Davis Financial Fund Class C:
Six months ended 06/30/2008[7]	36.77	(0.07)[3]		(7.54)	(7.61)
Year ended 12/31/2007	43.58	(0.18)[3]		(2.32)	(2.50)
Year ended 12/31/2006	39.46	(0.32)[3]		7.21	6.89
Year ended 12/31/2005	38.62	(0.30)[3]		3.05	2.75
Year ended 12/31/2004	34.75	(0.32)		4.19	3.87
Year ended 12/31/2003	25.61	(0.18)		9.32	9.14

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$(0.08)	$–	$–	$–	$–		$(0.08)	$5.59	1.27%	$21,040	1.68%[6]		1.68%[6]		2.89%[6]
(0.17)	–	–	–	–		(0.17)	5.60	4.66	14,754	1.75		1.75		3.23
(0.14)	–	–	–	–		(0.14)	5.52	2.78	7,483	1.79		1.79		2.56
(0.12)	–	–	–	–		(0.12)	5.51	0.29	5,358	1.84		1.82		1.78
(0.10)	–	–	–	–	[5]	(0.10)	5.61	(0.34)	6,688	1.93		1.93		1.16
(0.12)	–	–	–	(0.03)		(0.15)	5.73	(0.80)	12,955	1.85		1.85		1.24

(0.10)	–	–	–	–		(0.10)	5.63	1.66	780	0.90	[6]	0.90	[6]	3.67 [6]
(0.22)	–	–	–	–		(0.22)	5.64	5.32	410	0.99		0.99		3.99
(0.19)	–	–	–	–		(0.19)	5.57	3.86	302	0.93		0.93		3.42
(0.17)	–	–	–	–		(0.17)	5.55	1.22	115	0.98		0.97		2.63
(0.15)	–	–	–	–	[5]	(0.15)	5.65	0.61	219	1.02		1.02		2.07
(0.18)	–	–	–	(0.03)		(0.21)	5.77	0.17	263	0.92		0.92		2.17

(0.014)	–	–	–	–		(0.014)	1.000	1.40	503,624	0.54	[6]	0.54	[6]	2.86 [6]
(0.046)	–	–	–	–		(0.046)	1.000	4.69	596,446	0.55		0.55		4.59
(0.044)	–	–	–	–		(0.044)	1.000	4.47	558,107	0.56		0.56		4.41
(0.026)	–	–	–	–		(0.026)	1.000	2.68	513,221	0.57		0.56		2.65
(0.008)	–	–	–	–		(0.008)	1.000	0.83	572,381	0.58		0.58		0.83
(0.006)	–	–	–	–		(0.006)	1.000	0.62	571,431	0.60		0.60		0.62

–	–	–	–	–		–	32.43	(20.34)	634,694	1.02	[6]	1.02	[6]	0.47 [6]
(0.10)	(4.31)	–	–	–		(4.41)	40.71	(5.31)	740,235	0.97		0.97		0.44
–	(2.77)	–	–	–		(2.77)	47.48	18.74	818,054	0.98		0.98		0.09
–	(1.91)	–	–	–		(1.91)	42.40	8.03	613,683	0.99		0.98		0.10
–	–	–	–	–		–	41.00	12.11	583,387	1.01		1.01		0.05
–	–	–	–	–		–	36.57	36.86	535,300	1.10		1.10		0.27

–	–	–	–	–		–	28.60	(20.62)	29,225	1.99	[6]	1.99	[6]	(0.50)[6]
–	(4.31)	–	–	–		(4.31)	36.03	(6.17)	50,341	1.87		1.87		(0.46)
–	(2.77)	–	–	–		(2.77)	42.82	17.65	95,545	1.88		1.88		(0.81)
–	(1.91)	–	–	–		(1.91)	38.83	7.08	192,049	1.88		1.85		(0.77)
–	–	–	–	–		–	38.03	11.13	276,945	1.88		1.88		(0.82)
–	–	–	–	–		–	34.22	35.74	304,513	1.98		1.98		(0.61)

–	–	–	–	–		–	29.16	(20.70)	81,005	1.89	[6]	1.89	[6]	(0.40)[6]
–	(4.31)	–	–	–		(4.31)	36.77	(6.10)	87,216	1.83		1.83		(0.42)
–	(2.77)	–	–	–		(2.77)	43.58	17.70	96,478	1.85		1.85		(0.78)
–	(1.91)	–	–	–		(1.91)	39.46	7.07	94,512	1.87		1.85		(0.77)
–	–	–	–	–		–	38.62	11.14	104,508	1.89		1.89		(0.83)
–	–	–	–	–		–	34.75	35.69	108,557	1.99		1.99		(0.62)

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (CONTINUED)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended 06/30/2008[7]	$41.57	$0.11		$(8.55)	$(8.44)
Year ended 12/31/2007	48.38	0.28		(2.61)	(2.33)
Year ended 12/31/2006	43.10	0.11		7.94	8.05
Year ended 12/31/2005	41.59	0.09		3.33	3.42
Year ended 12/31/2004	37.03	0.09		4.47	4.56
Year ended 12/31/2003	27.00	0.17		9.86	10.03
Davis Appreciation & Income Fund Class A:
Six months ended 06/30/2008[7]	28.21	0.26		(2.83)	(2.57)
Year ended 12/31/2007	29.71	0.61		(0.18)	0.43
Year ended 12/31/2006	27.94	0.68		3.52	4.20
Year ended 12/31/2005	27.50	0.59		1.11	1.70
Year ended 12/31/2004	24.95	0.65		2.57	3.22
Year ended 12/31/2003	20.30	0.74		4.65	5.39
Davis Appreciation & Income Fund Class B:
Six months ended 06/30/2008[7]	27.90	0.14	[3]	(2.79)	(2.65)
Year ended 12/31/2007	29.40	0.38	[3]	(0.21)	0.17
Year ended 12/31/2006	27.67	0.45	[3]	3.46	3.91
Year ended 12/31/2005	27.25	0.35		1.08	1.43
Year ended 12/31/2004	24.72	0.41		2.54	2.95
Year ended 12/31/2003	20.13	0.52		4.59	5.11
Davis Appreciation & Income Fund Class C:
Six months ended 06/30/2008[7]	28.34	0.15	[3]	(2.83)	(2.68)
Year ended 12/31/2007	29.84	0.38	[3]	(0.20)	0.18
Year ended 12/31/2006	28.06	0.45	[3]	3.51	3.96
Year ended 12/31/2005	27.62	0.36		1.10	1.46
Year ended 12/31/2004	25.06	0.42		2.57	2.99
Year ended 12/31/2003	20.40	0.53		4.66	5.19
Davis Appreciation & Income Fund Class Y:
Six months ended 06/30/2008[7]	28.33	0.29	[3]	(2.83)	(2.54)
Year ended 12/31/2007	29.84	0.72	[3]	(0.22)	0.50
Year ended 12/31/2006	28.05	0.76		3.54	4.30
Year ended 12/31/2005	27.61	0.66		1.11	1.77
Year ended 12/31/2004	25.04	0.71		2.58	3.29
Year ended 12/31/2003	20.38	0.78		4.66	5.44
Davis Real Estate Fund Class A:
Six months ended 06/30/2008[7]	30.50	0.38	[3]	(2.81)	(2.43)
Year ended 12/31/2007	46.42	0.81	[3]	(7.45)	(6.64)
Year ended 12/31/2006	40.23	0.61	[3]	13.28	13.89
Year ended 12/31/2005	39.52	0.59		4.37	4.96
Year ended 12/31/2004	30.32	0.64		9.32	9.96
Year ended 12/31/2003	22.79	0.90		7.53	8.43

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$–	$–	$–	$–	$–	$–	$33.13	(20.30)%	$11,357	0.88%[6]		0.88%[6]		0.61%[6]
(0.17)	(4.31)	–	–	–	(4.48)	41.57	(5.15)	8,844	0.84		0.84		0.57
–	(2.77)	–	–	–	(2.77)	48.38	18.90	10,566	0.84		0.84		0.23
–	(1.91)	–	–	–	(1.91)	43.10	8.18	11,815	0.85		0.84		0.24
–	–	–	–	–	–	41.59	12.31	9,980	0.85		0.85		0.21
–	–	–	–	–	–	37.03	37.15	11,563	0.91		0.91		0.46

(0.16)	–	–	–	–	(0.16)	25.48	(9.14)	460,132	1.04	[6]	1.04	[6]	1.90	[6]
(0.60)	(1.33)	–	–	–	(1.93)	28.21	1.30	567,728	1.01		1.01		2.04
(0.64)	(1.79)	–	–	–	(2.43)	29.71	15.19	393,888	1.06		1.06		2.35
(0.62)	(0.64)	–	–	–	(1.26)	27.94	6.29	224,600	1.07		1.07		2.12
(0.67)	–	–	–	–	(0.67)	27.50	13.08	149,687	1.08		1.08		2.52
(0.74)	–	–	–	–	(0.74)	24.95	26.94	114,003	1.10		1.10		3.38

(0.10)	–	–	–	–	(0.10)	25.15	(9.51)	31,969	1.89	[6]	1.89	[6]	1.05	[6]
(0.34)	(1.33)	–	–	–	(1.67)	27.90	0.46	44,099	1.84		1.84		1.21
(0.39)	(1.79)	–	–	–	(2.18)	29.40	14.20	51,102	1.89		1.89		1.52
(0.37)	(0.64)	–	–	–	(1.01)	27.67	5.30	75,289	1.94		1.93		1.26
(0.42)	–	–	–	–	(0.42)	27.25	12.06	80,729	1.99		1.99		1.61
(0.52)	–	–	–	–	(0.52)	24.72	25.71	72,181	2.03		2.03		2.45

(0.11)	–	–	–	–	(0.11)	25.55	(9.49)	142,111	1.83	[6]	1.83	[6]	1.11	[6]
(0.35)	(1.33)	–	–	–	(1.68)	28.34	0.50	169,456	1.80		1.80		1.25
(0.39)	(1.79)	–	–	–	(2.18)	29.84	14.22	90,692	1.88		1.87		1.54
(0.38)	(0.64)	–	–	–	(1.02)	28.06	5.34	55,395	1.93		1.93		1.26
(0.43)	–	–	–	–	(0.43)	27.62	12.05	34,627	1.98		1.98		1.62
(0.53)	–	–	–	–	(0.53)	25.06	25.75	24,531	2.02		2.02		2.46

(0.18)	–	–	–	–	(0.18)	25.61	(9.00)	83,344	0.77	[6]	0.77	[6]	2.17	[6]
(0.68)	(1.33)	–	–	–	(2.01)	28.33	1.55	105,327	0.75		0.74		2.31
(0.72)	(1.79)	–	–	–	(2.51)	29.84	15.49	50,052	0.80		0.80		2.61
(0.69)	(0.64)	–	–	–	(1.33)	28.05	6.52	37,110	0.83		0.83		2.36
(0.72)	–	–	–	–	(0.72)	27.61	13.35	30,260	0.86		0.86		2.74
(0.78)	–	–	–	–	(0.78)	25.04	27.13	25,892	0.88		0.88		3.60

(0.14)	–	–	–	–	(0.14)	27.93	(8.01)	402,862	1.19	[6]	1.19	[6]	2.56	[6]
(0.58)	(8.70)	–	–	–	(9.28)	30.50	(14.87)	460,644	1.08		1.08		1.84
(0.88)	(6.82)	–	–	–	(7.70)	46.42	34.58	573,375	1.09		1.09		1.37
(0.83)	(3.42)	–	–	–	(4.25)	40.23	12.76	372,571	1.10		1.09		1.48
(0.76)	–	–	–	–	(0.76)	39.52	33.22	313,378	1.26		1.26		1.93
(0.90)	–	–	–	–	(0.90)	30.32	37.52	190,505	1.30		1.30		3.40

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (CONTINUED)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended 06/30/2008[7]	$30.29	$0.24	[3]	$(2.77)	$(2.53)
Year ended 12/31/2007	46.16	0.53	[3]	(7.46)	(6.93)
Year ended 12/31/2006	40.05	0.38	[3]	13.07	13.45
Year ended 12/31/2005	39.36	0.30		4.34	4.64
Year ended 12/31/2004	30.20	0.43		9.26	9.69
Year ended 12/31/2003	22.71	0.72		7.49	8.21
Davis Real Estate Fund Class C:
Six months ended 06/30/2008[7]	30.63	0.26	[3]	(2.81)	(2.55)
Year ended 12/31/2007	46.56	0.52	[3]	(7.50)	(6.98)
Year ended 12/31/2006	40.35	0.44	[3]	13.12	13.56
Year ended 12/31/2005	39.63	0.31		4.37	4.68
Year ended 12/31/2004	30.41	0.43		9.33	9.76
Year ended 12/31/2003	22.87	0.72		7.54	8.26
Davis Real Estate Fund Class Y:
Six months ended 06/30/2008[7]	30.82	0.43	[3]	(2.84)	(2.41)
Year ended 12/31/2007	46.81	0.92	[3]	(7.47)	(6.55)
Year ended 12/31/2006	40.53	0.77		13.37	14.14
Year ended 12/31/2005	39.78	0.74		4.42	5.16
Year ended 12/31/2004	30.51	0.82		9.37	10.19
Year ended 12/31/2003	22.93	1.02		7.58	8.60

Portfolio Turnover[2]	Six months
(for all classes of shares)	ended June 30,	Year ended December 31,
	2008[7]	2007	2006	2005	2004	2003
Davis Opportunity Fund	14.78%	37.05%	40.26%	35.77%	22.22%	42.34%
Davis Government Bond Fund	56.57	60.23	64.94	55.46	165.17	121.61
Davis Financial Fund	0.64	15.11	4.20	5.17	–	9.29
Davis Appreciation & Income Fund	15.10	23.26	25.33	16.64	21.26	33.35
Davis Real Estate Fund	20.24	46.37	37.97	24.86	31.37	25.93

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.08)	$–	$–	$–	$–	$(0.08)	$27.68	(8.38)%	$16,834	2.05%[6]		2.05%[6]		1.70%[6]
(0.24)	(8.70)	–	–	–	(8.94)	30.29	(15.52)	24,872	1.87		1.87		1.05
(0.52)	(6.82)	–	–	–	(7.34)	46.16	33.50	55,347	1.86		1.86		0.60
(0.53)	(3.42)	–	–	–	(3.95)	40.05	11.91	87,039	1.89		1.88		0.69
(0.53)	–	–	–	–	(0.53)	39.36	32.34	125,550	1.94		1.94		1.25
(0.72)	–	–	–	–	(0.72)	30.20	36.52	110,303	1.99		1.99		2.71

(0.09)	–	–	–	–	(0.09)	27.99	(8.37)	62,273	1.95	[6]	1.95	[6]	1.80	[6]
(0.25)	(8.70)	–	–	–	(8.95)	30.63	(15.48)	73,594	1.84		1.84		1.08
(0.53)	(6.82)	–	–	–	(7.35)	46.56	33.54	119,093	1.84		1.84		0.62
(0.54)	(3.42)	–	–	–	(3.96)	40.35	11.93	95,229	1.88		1.87		0.70
(0.54)	–	–	–	–	(0.54)	39.63	32.37	86,835	1.93		1.93		1.26
(0.72)	–	–	–	–	(0.72)	30.41	36.52	57,657	1.97		1.97		2.73

(0.16)	–	–	–	–	(0.16)	28.25	(7.86)	51,783	0.83	[6]	0.83	[6]	2.92	[6]
(0.74)	(8.70)	–	–	–	(9.44)	30.82	(14.58)	57,995	0.75		0.75		2.17
(1.04)	(6.82)	–	–	–	(7.86)	46.81	34.98	113,856	0.74		0.74		1.72
(0.99)	(3.42)	–	–	–	(4.41)	40.53	13.20	79,156	0.77		0.77		1.80
(0.92)	–	–	–	–	(0.92)	39.78	33.85	69,241	0.80		0.80		2.39
(1.02)	–	–	–	–	(1.02)	30.51	38.10	53,740	0.84		0.84		3.86

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Annualized.

[7]	Unaudited.

See Notes to Financial Statements

DAVIS SERIES, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each of the Funds and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

The Independent Directors reviewed the management fee schedule for each of the Funds, profitability of the Funds to Davis Advisors, the extent to which economies of scale might be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered the nature, quality and extent of the services being provided to the Funds and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund out-performed its benchmark, the Russell 3000® Index, and exceeded the average performance of its peer group over the 5-year and 10-year periods. The Fund trailed its benchmark and the average performance of its peer group over the 1-year and 3-year periods.

The Independent Directors considered the total expense ratio for Davis Opportunity Fund, noting that it is reasonable and lower than the expense ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Opportunity Fund and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Opportunity Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund out-performed its benchmark, the Standard & Poor’s 500® Index, over the 5-year and 10-year periods. The Fund trailed its benchmark over the 1-year and 3-year periods. The Fund exceeded the average performance of its peer group over the 1-year, 3-year, 5-year, and 10-year periods.

The Independent Directors considered the total expense ratio for Davis Financial Fund, noting that it is reasonable and lower than the expense ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Financial Fund and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund out-performed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over the 1-year period. The Fund trailed its benchmark over the 3-year, 5-year, and 10-year periods. The Fund exceeded the average performance of its peer group over the 3-year and 5-year periods. The Fund trailed the average performance of its peer group over the 1-year and 10-year periods.

The Independent Directors considered the total expense ratio for Davis Real Estate Fund, noting that it is reasonable, within the range, and below the average ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Real Estate Fund and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund out-performed its benchmark, the Standard & Poor’s 500® Index, over the 3-year and 10-year periods. The Fund trailed its benchmark over the 1-year and 5-year periods. The Fund exceeded the average performance of its peer group over the 5-year period. The Fund trailed the average performance of its peer group over the 1-year, 3-year, and 10-year periods.

The Independent Directors considered the total expense ratio for Davis Appreciation & Income Fund, noting that it is reasonable, within the range, and below the average ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Appreciation & Income Fund and noted that it is within the range and above the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Appreciation & Income Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund trailed the performance of its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over all investment periods reviewed. The Fund trailed the average performance of its peer group over the 3-year, 5-year, and 10-year periods. The Fund out-performed its peer group over the 1-year period.

The Independent Directors considered the total expense ratio for Davis Government Bond Fund, noting that it is reasonable, within the range, and above the average ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Government Bond Fund and noted that it is within the range and below the average of its peer group.

The Independent Directors concluded that the fixed advisory fee schedule represents an appropriate sharing between Davis Government Bond Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund exceeded the average performance of its peer group over all reviewed periods.

The Independent Directors considered the total expense ratio for Davis Government Money Market Fund, noting that it is reasonable, within the range, and below the average ratios of its peer group. The Independent Directors considered the advisory fee schedule for Davis Government Money Market Fund and noted that it is within the range and above the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Government Money Market Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (CONTINUED)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full board of directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Officers

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 5, 2008